UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21411

Eaton Vance Senior Floating-Rate Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2019

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Senior Floating-Rate Trust (EFR)

Semiannual Report

April 30, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (funds.eatonvance.com/closed-end-fund-and-term-trust-documents.php), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold shares at the Fund’s transfer agent, American Stock Transfer & Trust Company, LLC (“AST”), you may elect to receive shareholder reports and other communications from the Fund electronically by contacting AST. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you hold shares at AST, you can inform AST that you wish to continue receiving paper copies of your shareholder reports by calling 1-866-439-6787. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with AST or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report April 30, 2019

Eaton Vance

Senior Floating-Rate Trust

Table of Contents

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Financial Statements	5

Board of Trustees’ Contract Approval	46

Officers and Trustees	49

Important Notices	50

Eaton Vance

Senior Floating-Rate Trust

April 30, 2019

Performance1,2

Portfolio Managers Scott H. Page, CFA, Craig P. Russ, Andrew N. Sveen, CFA, Catherine C. McDermott, William E. Holt, CFA and Daniel P. McElaney, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	11/28/2003	1.86%	5.37%	5.95%	11.32%
Fund at Market Price	—	3.19	–2.99	4.39	10.55
S&P/LSTA Leveraged Loan Index	—	2.09%	4.24%	3.93%	7.25%

% Premium/Discount to NAV[3]
					–11.49%

Distributions[4]
Total Distributions per share for the period					$0.514
Distribution Rate at NAV					6.14%
Distribution Rate at Market Price					6.93%

% Total Leverage[5]
Auction Preferred Shares (APS)					8.92%
Borrowings					25.77

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Senior Floating-Rate Trust

April 30, 2019

Fund Profile

Top 10 Issuers (% of total investments)6

Asurion, LLC	1.2%

Reynolds Group Holdings, Inc.	1.1

Bausch Health Companies, Inc.	1.1

TransDigm, Inc.	1.1

Univision Communications, Inc.	0.8

Hyland Software, Inc.	0.8

Virgin Media Investment Holdings Limited	0.8

Uber Technologies	0.8

Jaguar Holding Company II	0.8

Change Healthcare Holdings, Inc.	0.7

Total	9.2%

Credit Quality (% of bonds, loans and asset-backed securities)7

Top 10 Sectors (% of total investments)6

Electronics/Electrical	12.1%

Business Equipment and Services	9.2

Health Care	9.1

Chemicals and Plastics	4.4

Telecommunications	4.3

Industrial Equipment	4.0

Leisure Goods/Activities/Movies	4.0

Lodging and Casinos	4.0

Cable and Satellite Television	3.9

Drugs	3.9

Total	58.9%

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Senior Floating-Rate Trust

April 30, 2019

Endnotes and Additional Disclosures

[1]

S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. S&P/LSTA Leveraged Loan indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® is a registered trademark of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); LSTA is a trademark of Loan Syndications and Trading Association, Inc. S&P DJI, Dow Jones, their respective affiliates and their third party licensors do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Performance results reflect the effects of leverage. The Fund’s performance for certain periods reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Included in the average annual total return at NAV for the one, five and ten year periods is the impact of the tender and repurchase of a portion of the Fund’s APS at 92% of the Fund’s APS per share liquidation preference. Included in the average annual total return at NAV for the five and ten year periods is the impact of the tender and repurchase of a portion of the Fund’s APS at 95% of the Fund’s APS per share liquidation preference. Had these transactions not occurred, the total return at NAV would be lower for the Fund.

[3]

The shares of the Fund often trade at a discount or premium from their net asset value. The discount or premium of the Fund may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to http://eatonvance.com/closedend.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. For additional information about nondividend distributions, please refer to Eaton Vance Closed-End Fund Distribution Notices (19a) posted on our website, eatonvance.com. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.

[5]

Leverage represents the liquidation value of the Fund’s APS and borrowings outstanding as a percentage of Fund net assets applicable to common shares plus APS and borrowings outstanding. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of leverage rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.

[6]	Excludes cash and cash equivalents.

[7]

Credit ratings are categorized using S&P Global Ratings (“S&P”). Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P are considered to be investment- grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective March 1, 2019, the Fund is managed by Scott H. Page, Craig P. Russ, Andrew N. Sveen, Catherine C. McDermott, William E. Holt, and Daniel P. McElaney. Mr. Page will serve as a member of the portfolio management team of the Fund through October 31, 2019.

4

Eaton Vance

Senior Floating-Rate Trust

April 30, 2019

Portfolio of Investments (Unaudited)

Senior Floating-Rate Loans — 143.2%(1)
Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 2.2%

Dynasty Acquisition Co., Inc.

Term Loan, 6.60%, (3 mo. USD LIBOR + 4.00%), Maturing April 6, 2026		488	$491,001

IAP Worldwide Services, Inc.

Revolving Loan, 1.49%, (3 mo. USD LIBOR + 5.50%), Maturing July 18, 2019(2)		311	310,859

Term Loan - Second Lien, 9.10%, (3 mo. USD LIBOR + 6.50%), Maturing July 18, 2019(3)		410	328,483

TransDigm, Inc.

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing June 9, 2023		6,214	6,202,516

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing August 22, 2024		2,545	2,537,473

Wesco Aircraft Hardware Corp.

Term Loan, 5.49%, (1 mo. USD LIBOR + 3.00%), Maturing November 30, 2020		853	840,328

WP CPP Holdings, LLC

Term Loan, 6.34%, (USD LIBOR + 3.75%), Maturing April 30, 2025(4)		1,517	1,519,272

			$12,229,932

Automotive — 3.6%

Adient US, LLC

Term Loan, Maturing April 25, 2024(5)		1,400	$1,400,000

American Axle and Manufacturing, Inc.

Term Loan, 4.77%, (USD LIBOR + 2.25%), Maturing April 6, 2024(4)		2,990	2,959,579

Apro, LLC

Term Loan, 6.49%, (1 mo. USD LIBOR + 4.00%), Maturing August 8, 2024		266	267,827

Belron Finance US, LLC

Term Loan, 4.99%, (3 mo. USD LIBOR + 2.25%), Maturing November 7, 2024		518	518,107

Chassix, Inc.

Term Loan, 8.28%, (USD LIBOR + 5.50%), Maturing November 15, 2023(4)		1,333	1,334,791

Dayco Products, LLC

Term Loan, 6.88%, (3 mo. USD LIBOR + 4.25%), Maturing May 19, 2023		1,004	991,411

Garrett LX III S.a.r.l.

Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing September 27, 2025	EUR	450	504,510

Term Loan, 5.11%, (3 mo. USD LIBOR + 2.50%), Maturing September 27, 2025		249	248,433

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Automotive (continued)

L&W, Inc.

Term Loan, 6.48%, (1 mo. USD LIBOR + 4.00%), Maturing May 22, 2025		769	$767,265

Panther BF Aggregator 2 L.P.

Term Loan, Maturing March 18, 2026(5)		3,450	3,465,008

Tenneco, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing October 1, 2025		3,466	3,386,875

Thor Industries, Inc.

Term Loan, 6.31%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2026		1,441	1,418,821

TI Group Automotive Systems, LLC

Term Loan, 3.50%, (3 mo. EURIBOR + 2.75%, Floor 0.75%), Maturing June 30, 2022	EUR	772	866,417

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2022		897	891,039

Tower Automotive Holdings USA, LLC

Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2024		942	933,360

			$19,953,443

Beverage and Tobacco — 0.8%

Arterra Wines Canada, Inc.

Term Loan, 5.36%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		2,448	$2,445,020

Flavors Holdings, Inc.

Term Loan, 8.35%, (3 mo. USD LIBOR + 5.75%), Maturing April 3, 2020		1,017	974,195

Term Loan - Second Lien, 12.60%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2021		1,000	805,000

			$4,224,215

Brokerage / Securities Dealers / Investment Houses — 0.2%

Advisor Group, Inc.

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing August 15, 2025		547	$548,618

OZ Management L.P.

Term Loan, 7.25%, (1 mo. USD LIBOR + 4.75%), Maturing April 10, 2023		208	208,260

Resolute Investment Managers, Inc.

Term Loan - Second Lien, 10.08%, (3 mo. USD LIBOR + 7.50%), Maturing April 30, 2023		550	555,500

			$1,312,378

5	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Building and Development — 4.1%

American Builders & Contractors Supply Co., Inc.

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing October 31, 2023		2,622	$2,601,839

Beacon Roofing Supply, Inc.

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing January 2, 2025		569	566,166

Brookfield Property REIT, Inc.

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing August 27, 2025		945	926,804

Core & Main L.P.

Term Loan, 5.63%, (3 mo. USD LIBOR + 3.00%), Maturing August 1, 2024		741	743,625

CPG International, Inc.

Term Loan, 6.63%, (6 mo. USD LIBOR + 3.75%), Maturing May 5, 2024		1,859	1,857,237

Delachaux Group S.A.

Term Loan, Maturing March 28, 2026(5)	EUR	350	395,946

Term Loan, Maturing March 28, 2026(5)		450	449,297

DTZ U.S. Borrower, LLC

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing August 21, 2025		5,373	5,385,315

Henry Company, LLC

Term Loan, 6.48%, (1 mo. USD LIBOR + 4.00%), Maturing October 5, 2023		392	392,722

NCI Building Systems, Inc.

Term Loan, 6.35%, (3 mo. USD LIBOR + 3.75%), Maturing April 12, 2025		746	738,312

Quikrete Holdings, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing November 15, 2023		2,524	2,513,942

RE/MAX International, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		1,821	1,823,217

Realogy Group, LLC

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing February 8, 2025		557	545,664

Summit Materials Companies I, LLC

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing November 21, 2024		593	592,685

Werner FinCo L.P.

Term Loan, 6.60%, (3 mo. USD LIBOR + 4.00%), Maturing July 24, 2024		1,084	1,053,069

WireCo WorldGroup, Inc.

Term Loan, 7.48%, (1 mo. USD LIBOR + 5.00%), Maturing September 30, 2023		561	562,307

Term Loan - Second Lien, 11.48%, (1 mo. USD LIBOR + 9.00%), Maturing September 30, 2024		1,350	1,348,313

			$22,496,460

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services — 13.9%

Acosta Holdco, Inc.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing September 26, 2021		2,039	$885,493

Adtalem Global Education, Inc.

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing April 11, 2025		372	371,722

AlixPartners, LLP

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing April 4, 2024		2,208	2,214,526

Altran Technologies S.A.

Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing March 20, 2025	EUR	1,395	1,570,727

AppLovin Corporation

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing August 15, 2025		3,144	3,155,602

ASGN Incorporated

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing April 2, 2025		455	455,130

Belfor Holdings, Inc.

Term Loan, 6.48%, (1 mo. USD LIBOR + 4.00%), Maturing April 6, 2026		450	455,051

Blitz F18-675 GmbH

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 31, 2025	EUR	1,500	1,693,003

Bracket Intermediate Holding Corp.

Term Loan, 6.73%, (1 mo. USD LIBOR + 4.25%), Maturing September 5, 2025		871	869,537

Brand Energy & Infrastructure Services, Inc.

Term Loan, 6.82%, (USD LIBOR + 4.25%), Maturing June 21, 2024(4)		516	507,753

Camelot UK Holdco Limited

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing October 3, 2023		1,872	1,871,764

Ceridian HCM Holding, Inc.

Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing April 30, 2025		1,418	1,426,737

Change Healthcare Holdings, LLC

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2024		6,264	6,270,151

Crossmark Holdings, Inc.

DIP Loan, 9.98%, (1 mo. USD LIBOR + 7.50%), Maturing May 15, 2019		96	95,619

Term Loan, 0.00%, Maturing December 20, 2019(6)		1,123	356,600

Cypress Intermediate Holdings III, Inc.

Term Loan, 5.24%, (1 mo. USD LIBOR + 2.75%), Maturing April 26, 2024		2,447	2,443,247

6	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)

Deerfield Dakota Holding, LLC

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing February 13, 2025		1,500	$1,489,062

EAB Global, Inc.

Term Loan, 6.38%, (USD LIBOR + 3.75%), Maturing November 15, 2024(4)		1,262	1,252,783

Education Management, LLC

Term Loan, 0.00%, Maturing July 2, 2020(3)(6)		324	0

Term Loan, 0.00%, Maturing July 2, 2020(3)(6)		406	76,537

EIG Investors Corp.

Term Loan, 6.39%, (3 mo. USD LIBOR + 3.75%), Maturing February 9, 2023		3,052	3,058,134

Element Materials Technology Group US Holdings, Inc.

Term Loan, 6.15%, (6 mo. USD LIBOR + 3.50%), Maturing June 28, 2024		370	369,850

Garda World Security Corporation

Term Loan, 6.12%, (3 mo. USD LIBOR + 3.50%), Maturing May 24, 2024		1,889	1,889,682

Term Loan, 6.36%, (CIDOR + 4.25%), Maturing May 24, 2024	CAD	858	633,668

Global Payments, Inc.

Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing April 21, 2023		905	906,160

IG Investment Holdings, LLC

Term Loan, 6.03%, (USD LIBOR + 3.50%), Maturing May 23, 2025(4)		2,595	2,598,141

IRI Holdings, Inc.

Term Loan, 7.13%, (3 mo. USD LIBOR + 4.50%), Maturing December 1, 2025		1,995	1,986,687

Iron Mountain, Inc.

Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026		842	827,826

J.D. Power and Associates

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing September 7, 2023		3,227	3,210,960

KAR Auction Services, Inc.

Term Loan, 4.88%, (3 mo. USD LIBOR + 2.25%), Maturing March 11, 2021		1,715	1,717,745

Kronos Incorporated

Term Loan, 5.74%, (3 mo. USD LIBOR + 3.00%), Maturing November 1, 2023		5,692	5,710,243

KUEHG Corp.

Term Loan, 6.35%, (3 mo. USD LIBOR + 3.75%), Maturing February 21, 2025		2,968	2,974,972

Term Loan - Second Lien, 10.85%, (3 mo. USD LIBOR + 8.25%), Maturing August 18, 2025		400	400,000

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)

Monitronics International, Inc.

Term Loan, 10.10%, (3 mo. USD LIBOR + 7.50%), Maturing September 30, 2022	1,691	$1,578,599

PGX Holdings, Inc.

Term Loan, 7.74%, (1 mo. USD LIBOR + 5.25%), Maturing September 29, 2020	1,176	1,134,833

Ping Identity Corporation

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing January 24, 2025	347	348,678

Pre-Paid Legal Services, Inc.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing May 1, 2025	436	435,086

Prime Security Services Borrower, LLC

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2022	2,282	2,288,614

Red Ventures, LLC

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing November 8, 2024	976	981,150

SMG Holdings, Inc.

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing January 23, 2025	223	221,915

Solera, LLC

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023	2,278	2,283,118

Spin Holdco, Inc.

Term Loan, 5.85%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2022	3,477	3,445,441

Tempo Acquisition, LLC

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024	1,823	1,827,119

Trans Union, LLC

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing June 19, 2025	422	422,647

Travelport Finance (Luxembourg) S.a.r.l.

Term Loan, 5.18%, (3 mo. USD LIBOR + 2.50%), Maturing March 17, 2025	1,921	1,920,897

Ultimate Software Group, Inc. (The)

Term Loan, Maturing March 15, 2026(5)	1,600	1,614,000

Vestcom Parent Holdings, Inc.

Term Loan, 6.51%, (1 mo. USD LIBOR + 4.00%), Maturing December 19, 2023	489	469,254

WASH Multifamily Laundry Systems, LLC

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	246	239,574

West Corporation

Term Loan, 6.13%, (3 mo. USD LIBOR + 3.50%), Maturing October 10, 2024	323	309,142

Term Loan, 6.63%, (3 mo. USD LIBOR + 4.00%), Maturing October 10, 2024	1,062	1,030,664

7	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)

Worldpay, LLC

Term Loan, 4.21%, (USD LIBOR + 1.75%), Maturing August 9, 2024(4)		1,757	$1,758,677

ZPG PLC

Term Loan, 5.48%, (3 mo. GBP LIBOR + 4.75%), Maturing June 30, 2025	GBP	700	903,173

			$76,957,693

Cable and Satellite Television — 6.0%

Charter Communications Operating, LLC

Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2025		3,481	$3,493,981

CSC Holdings, LLC

Term Loan, 4.72%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025		3,486	3,481,380

Term Loan, 4.72%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		998	997,500

Term Loan, 4.97%, (1 mo. USD LIBOR + 2.50%), Maturing January 25, 2026		1,238	1,239,039

Numericable Group S.A.

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	441	482,189

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025		1,813	1,767,675

Term Loan, 6.16%, (1 mo. USD LIBOR + 3.69%), Maturing January 31, 2026		744	731,307

Radiate Holdco, LLC

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024		1,846	1,843,235

Telenet Financing USD, LLC

Term Loan, 4.72%, (1 mo. USD LIBOR + 2.25%), Maturing August 15, 2026		2,475	2,470,978

Unitymedia Finance, LLC

Term Loan, 4.72%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		950	949,554

Unitymedia Hessen GmbH & Co. KG

Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing January 15, 2027	EUR	1,000	1,123,616

UPC Financing Partnership

Term Loan, 4.97%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		1,999	2,002,042

Virgin Media Bristol, LLC

Term Loan, 4.97%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		6,725	6,748,645

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)

Ziggo Secured Finance B.V.

Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing April 15, 2025	EUR	2,200	$2,462,742

Ziggo Secured Finance Partnership

Term Loan, 4.97%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2025		3,475	3,449,559

			$33,243,442

Chemicals and Plastics — 6.6%

Alpha 3 B.V.

Term Loan, 5.60%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024		1,297	$1,294,170

Aruba Investments, Inc.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing February 2, 2022		972	973,681

Ashland, Inc.

Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing May 17, 2024		565	565,644

Axalta Coating Systems US Holdings, Inc.

Term Loan, 4.35%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024		2,613	2,602,359

Chemours Company (The)

Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 21, 2025	EUR	575	651,277

Term Loan, 4.24%, (1 mo. USD LIBOR + 1.75%), Maturing April 3, 2025		302	300,771

Emerald Performance Materials, LLC

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2021		497	498,034

Term Loan - Second Lien, 10.23%, (1 mo. USD LIBOR + 7.75%), Maturing August 1, 2022		550	540,375

Ferro Corporation

Term Loan, 4.85%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		318	318,609

Term Loan, 4.85%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		325	325,535

Term Loan, 4.85%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		417	416,959

Flint Group GmbH

Term Loan, 5.58%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		142	133,716

Flint Group US, LLC

Term Loan, 5.58%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		860	808,869

Gemini HDPE, LLC

Term Loan, 5.09%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024		2,064	2,069,128

8	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)

H.B. Fuller Company

Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing October 20, 2024		1,786	$1,780,894

Hexion, Inc.

DIP Loan, 5.60%, (3 mo. USD LIBOR + 3.00%), Maturing October 1, 2020		200	200,688

Ineos US Finance, LLC

Term Loan, 2.50%, (1 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 31, 2024	EUR	2,938	3,274,287

Invictus U.S., LLC

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		470	471,230

Kraton Polymers, LLC

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing March 5, 2025		916	915,138

Messer Industries GmbH

Term Loan, 5.10%, (3 mo. USD LIBOR + 2.50%), Maturing March 1, 2026		1,400	1,399,709

Minerals Technologies, Inc.

Term Loan, 4.85%, (USD LIBOR + 2.25%), Maturing February 14, 2024(4)		844	845,699

Momentive Performance Materials, Inc.

Term Loan, Maturing April 16, 2024(5)		425	426,726

Orion Engineered Carbons GmbH

Term Loan, 4.60%, (3 mo. USD LIBOR + 2.00%), Maturing July 25, 2024		1,110	1,102,463

Term Loan, 2.25%, (3 mo. EURIBOR + 2.25%), Maturing July 31, 2024	EUR	747	839,510

Platform Specialty Products Corporation

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing January 30, 2026		623	624,606

PMHC II, Inc.

Term Loan, 6.16%, (USD LIBOR + 3.50%), Maturing March 31, 2025(4)		347	341,952

Polar US Borrower, LLC

Term Loan, 7.35%, (3 mo. USD LIBOR + 4.75%), Maturing October 15, 2025		898	903,338

PQ Corporation

Term Loan, 5.08%, (3 mo. USD LIBOR + 2.50%), Maturing February 8, 2025		2,711	2,713,056

Spectrum Holdings III Corp.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2025		338	328,265

Starfruit Finco B.V.

Term Loan, 3.75%, (6 mo. EURIBOR + 3.75%), Maturing October 1, 2025	EUR	425	478,603

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025		2,775	2,771,098

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)

Tronox Finance, LLC

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing September 23, 2024	3,184	$3,196,193

Univar, Inc.

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing July 1, 2024	2,006	2,010,907

Venator Materials Corporation

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing August 8, 2024	369	370,751

		$36,494,240

Conglomerates — 0.3%

Kronos Acquisition Holdings, Inc.

Term Loan, 9.48%, (1 mo. USD LIBOR + 7.00%), Maturing May 15, 2023	1,500	$1,492,500

Penn Engineering & Manufacturing Corp.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2024	238	238,518

		$1,731,018

Containers and Glass Products — 3.8%

Berlin Packaging, LLC

Term Loan, 5.51%, (USD LIBOR + 3.00%), Maturing November 7, 2025(4)	248	$245,334

Berry Global, Inc.

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2022	786	785,870

BWAY Holding Company

Term Loan, 5.85%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024	2,443	2,417,785

Consolidated Container Company, LLC

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024	369	368,636

Flex Acquisition Company, Inc.

Term Loan, 5.63%, (3 mo. USD LIBOR + 3.00%), Maturing December 29, 2023	3,062	3,014,921

Term Loan, 5.88%, (3 mo. USD LIBOR + 3.25%), Maturing June 29, 2025	1,414	1,392,593

Libbey Glass, Inc.

Term Loan, 5.47%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021	1,061	960,369

Pelican Products, Inc.

Term Loan, 5.97%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2025	596	594,011

Reynolds Group Holdings, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023	5,226	5,246,791

9	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Containers and Glass Products (continued)

Ring Container Technologies Group, LLC

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2024		815	$812,885

Trident TPI Holdings, Inc.

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing October 17, 2024	EUR	1,358	1,479,139

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing October 17, 2024		544	532,869

Verallia Packaging S.A.S.

Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing October 29, 2022	EUR	1,350	1,513,004

Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing August 1, 2025	EUR	1,375	1,540,916

			$20,905,123

Cosmetics / Toiletries — 0.3%

KIK Custom Products, Inc.

Term Loan, 6.48%, (1 mo. USD LIBOR + 4.00%), Maturing May 15, 2023		1,820	$1,756,176

			$1,756,176

Drugs — 5.4%

Albany Molecular Research, Inc.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing August 30, 2024		788	$787,138

Term Loan - Second Lien, 9.48%, (1 mo. USD LIBOR + 7.00%), Maturing August 30, 2025		500	502,500

Alkermes, Inc.

Term Loan, 4.74%, (1 mo. USD LIBOR + 2.25%), Maturing March 23, 2023		353	351,980

Amneal Pharmaceuticals, LLC

Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025		3,423	3,442,557

Arbor Pharmaceuticals, Inc.

Term Loan, 7.60%, (3 mo. USD LIBOR + 5.00%), Maturing July 5, 2023		2,150	1,940,545

Endo Luxembourg Finance Company I S.a.r.l.

Term Loan, 6.75%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024		5,762	5,725,846

Horizon Pharma, Inc.

Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2024		2,488	2,504,948

Jaguar Holding Company II

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2022		6,519	6,491,524

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Drugs (continued)

Mallinckrodt International Finance S.A.

Term Loan, 5.35%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024		2,343	$2,112,158

Term Loan, 5.69%, (3 mo. USD LIBOR + 3.00%), Maturing February 24, 2025		575	529,396

Valeant Pharmaceuticals International, Inc.

Term Loan, 5.47%, (1 mo. USD LIBOR + 3.00%), Maturing June 2, 2025		5,845	5,869,424

			$30,258,016

Ecological Services and Equipment — 1.1%

Advanced Disposal Services, Inc.

Term Loan, 4.68%, (1 week USD LIBOR + 2.25%), Maturing November 10, 2023		1,960	$1,967,875

EnergySolutions, LLC

Term Loan, 6.35%, (3 mo. USD LIBOR + 3.75%), Maturing May 9, 2025		1,841	1,739,745

GFL Environmental, Inc.

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing May 30, 2025		2,358	2,342,809

Wastequip, LLC

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing March 20, 2025		124	123,209

			$6,173,638

Electronics / Electrical — 19.0%

Almonde, Inc.

Term Loan, 6.10%, (3 mo. USD LIBOR + 3.50%), Maturing June 13, 2024		3,452	$3,428,346

Applied Systems, Inc.

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing September 19, 2024		2,813	2,815,875

Term Loan - Second Lien, 9.48%, (1 mo. USD LIBOR + 7.00%), Maturing September 19, 2025		2,000	2,040,624

Aptean, Inc.

Term Loan, Maturing March 29, 2026(5)		500	502,500

Term Loan - Second Lien, Maturing March 29, 2027(5)		1,375	1,361,250

Avast Software B.V.

Term Loan, 4.85%, (3 mo. USD LIBOR + 2.25%), Maturing September 30, 2023		702	704,847

Banff Merger Sub, Inc.

Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing October 2, 2025	EUR	274	310,425

Term Loan, 6.85%, (3 mo. USD LIBOR + 4.25%), Maturing October 2, 2025		3,117	3,102,381

10	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

Barracuda Networks, Inc.

Term Loan, 5.74%, (1 mo. USD LIBOR + 3.25%), Maturing February 12, 2025	2,462	$2,464,738

Blackhawk Network Holdings, Inc.

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing June 15, 2025	769	769,284

Campaign Monitor Finance Pty. Limited

Term Loan, 9.75%, (3 mo. USD Prime + 4.25%), Maturing March 18, 2021	673	656,399

Canyon Valor Companies, Inc.

Term Loan, 5.35%, (3 mo. USD LIBOR + 2.75%), Maturing June 16, 2023	1,360	1,359,675

Carbonite, Inc.

Term Loan, 6.31%, (2 mo. USD LIBOR + 3.75%), Maturing March 26, 2026	475	479,156

Celestica, Inc.

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing June 27, 2025	324	320,946

Cohu, Inc.

Term Loan, 5.60%, (3 mo. USD LIBOR + 3.00%), Maturing September 20, 2025	746	739,720

CommScope, Inc.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing April 6, 2026	1,700	1,717,212

CPI International, Inc.

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing July 26, 2024	640	641,584

Cypress Semiconductor Corporation

Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing July 5, 2021	930	929,907

Datto, Inc.

Term Loan, 6.73%, (1 mo. USD LIBOR + 4.25%), Maturing April 2, 2026	350	353,937

DigiCert, Inc.

Term Loan, 6.48%, (1 mo. USD LIBOR + 4.00%), Maturing October 31, 2024	4,224	4,233,800

Electro Rent Corporation

Term Loan, 7.58%, (3 mo. USD LIBOR + 5.00%), Maturing January 31, 2024	1,222	1,227,984

Energizer Holdings, Inc.

Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing December 17, 2025	524	524,329

Epicor Software Corporation

Term Loan, 5.74%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022	4,192	4,197,913

Exact Merger Sub, LLC

Term Loan, 6.85%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024	591	592,108

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

EXC Holdings III Corp.

Term Loan, 6.10%, (3 mo. USD LIBOR + 3.50%), Maturing December 2, 2024		469	$471,982

Financial & Risk US Holdings, Inc.

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing October 1, 2025		1,122	1,112,368

Flexera Software, LLC

Term Loan, 5.49%, (1 mo. USD LIBOR + 3.00%), Maturing February 26, 2025		248	247,356

GlobalLogic Holdings, Inc.

Term Loan, 3.25%, Maturing August 1, 2025(2)		59	59,745

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing August 1, 2025		414	416,121

Go Daddy Operating Company, LLC

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing February 15, 2024		5,202	5,216,515

GTCR Valor Companies, Inc.

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing June 16, 2023	EUR	493	554,805

Hyland Software, Inc.

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing July 1, 2024		3,760	3,785,167

Term Loan - Second Lien, 9.48%, (1 mo. USD LIBOR + 7.00%), Maturing July 7, 2025		2,950	2,969,358

Infoblox, Inc.

Term Loan, 6.98%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023		1,990	2,001,001

Infor (US), Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing February 1, 2022		5,845	5,852,457

Informatica, LLC

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing August 5, 2022	EUR	296	334,122

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing August 5, 2022		4,269	4,288,376

Lattice Semiconductor Corporation

Term Loan, 6.72%, (1 mo. USD LIBOR + 4.25%), Maturing March 10, 2021		344	346,263

MA FinanceCo., LLC

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing November 19, 2021		2,646	2,638,708

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024		462	460,521

MACOM Technology Solutions Holdings, Inc.

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024		1,187	1,125,540

11	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

Microchip Technology Incorporated

Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing May 29, 2025	1,523	$1,527,952

Mirion Technologies, Inc.

Term Loan, 6.59%, (3 mo. USD LIBOR + 4.00%), Maturing March 6, 2026	350	352,625

MKS Instruments, Inc.

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing February 2, 2026	325	325,914

MTS Systems Corporation

Term Loan, 5.74%, (1 mo. USD LIBOR + 3.25%), Maturing July 5, 2023	1,100	1,099,676

Prometric Holdings, Inc.

Term Loan, 5.49%, (1 mo. USD LIBOR + 3.00%), Maturing January 29, 2025	297	296,165

Renaissance Holding Corp.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing May 30, 2025	1,191	1,179,090

Term Loan - Second Lien, 9.48%, (1 mo. USD LIBOR + 7.00%), Maturing May 29, 2026	175	168,000

Seattle Spinco, Inc.

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024	3,123	3,110,015

SGS Cayman L.P.

Term Loan, 7.98%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	381	373,103

SkillSoft Corporation

Term Loan, 7.23%, (1 mo. USD LIBOR + 4.75%), Maturing April 28, 2021	4,713	3,976,625

SolarWinds Holdings, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2024	1,876	1,879,299

Southwire Company

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing May 19, 2025	571	568,904

SS&C Technologies Holdings Europe S.a.r.l.

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025	1,217	1,219,545

SS&C Technologies, Inc.

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025	1,702	1,706,069

SurveyMonkey, Inc.

Term Loan, 6.19%, (1 week USD LIBOR + 3.75%), Maturing October 10, 2025	1,040	1,031,977

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

Sutherland Global Services, Inc.

Term Loan, 7.98%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021		1,636	$1,602,834

Switch, Ltd.

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing June 27, 2024		246	245,395

Tibco Software, Inc.

Term Loan, 5.99%, (1 mo. USD LIBOR + 3.50%), Maturing December 4, 2020		491	492,495

TriTech Software Systems

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing August 29, 2025		823	821,909

TTM Technologies, Inc.

Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2024		276	276,377

Uber Technologies

Term Loan, 5.99%, (1 mo. USD LIBOR + 3.50%), Maturing July 13, 2023		4,123	4,126,046

Term Loan, 6.48%, (1 mo. USD LIBOR + 4.00%), Maturing April 4, 2025		2,459	2,474,293

Ultra Clean Holdings, Inc.

Term Loan, 6.98%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025		864	851,102

VeriFone Systems, Inc.

Term Loan, 6.68%, (3 mo. USD LIBOR + 4.00%), Maturing August 20, 2025		896	895,724

Veritas Bermuda, Ltd.

Term Loan, 7.01%, (USD LIBOR + 4.50%), Maturing January 27, 2023(4)		2,161	2,031,688

Vero Parent, Inc.

Term Loan, 6.98%, (1 mo. USD LIBOR + 4.50%), Maturing August 16, 2024		2,438	2,428,856

Wall Street Systems Delaware, Inc.

Term Loan, 4.00%, (6 mo. EURIBOR + 3.00%, Floor 1.00%), Maturing November 21, 2024	EUR	566	635,067

Term Loan, 5.65%, (3 mo. USD LIBOR + 3.00%), Maturing November 21, 2024		681	674,601

Western Digital Corporation

Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing April 29, 2023		1,604	1,592,700

			$105,319,391

Equipment Leasing — 0.6%

Avolon TLB Borrower 1 (US), LLC

Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2025		2,898	$2,901,322

12	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Equipment Leasing (continued)

IBC Capital Limited

Term Loan, 6.36%, (3 mo. USD LIBOR + 3.75%), Maturing September 11, 2023		569	$563,202

			$3,464,524

Financial Intermediaries — 4.5%

Aretec Group, Inc.

Term Loan, 6.73%, (1 mo. USD LIBOR + 4.25%), Maturing October 1, 2025		2,120	$2,108,205

Blackstone Mortgage Trust, Inc.

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing April 8, 2026		375	375,938

Citco Funding, LLC

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		2,491	2,494,439

Clipper Acquisitions Corp.

Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing December 27, 2024		1,160	1,160,312

Ditech Holding Corporation

Term Loan, 0.00%, Maturing June 30, 2022(6)		3,129	1,998,885

Donnelley Financial Solutions, Inc.

Term Loan, 5.47%, (1 mo. USD LIBOR + 3.00%), Maturing October 2, 2023		114	113,501

EIG Management Company, LLC

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing February 22, 2025		248	248,428

Evergood 4 ApS

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing February 6, 2025	EUR	675	761,102

Focus Financial Partners, LLC

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing July 3, 2024		1,787	1,794,688

Fortress Investment Group, LLC

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2022		929	934,071

Franklin Square Holdings L.P.

Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing August 1, 2025		522	524,321

Freedom Mortgage Corporation

Term Loan, 7.23%, (1 mo. USD LIBOR + 4.75%), Maturing February 23, 2022		1,832	1,845,083

Greenhill & Co., Inc.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing April 12, 2024		1,050	1,051,312

GreenSky Holdings, LLC

Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing March 31, 2025		1,361	1,369,758

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)

Guggenheim Partners, LLC

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing July 21, 2023		1,014	$1,018,643

Harbourvest Partners, LLC

Term Loan, 4.72%, (1 mo. USD LIBOR + 2.25%), Maturing March 1, 2025		1,001	1,003,683

LPL Holdings, Inc.

Term Loan, 4.74%, (1 mo. USD LIBOR + 2.25%), Maturing September 23, 2024		1,351	1,352,662

MIP Delaware, LLC

Term Loan, 5.60%, (3 mo. USD LIBOR + 3.00%), Maturing March 9, 2020		99	99,071

Ocwen Loan Servicing, LLC

Term Loan, 7.48%, (1 mo. USD LIBOR + 5.00%), Maturing December 5, 2020		271	272,436

Sesac Holdco II, LLC

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing February 23, 2024		539	531,364

StepStone Group L.P.

Term Loan, 6.48%, (1 mo. USD LIBOR + 4.00%), Maturing March 14, 2025		594	594,743

Victory Capital Holdings, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing February 12, 2025		253	253,094

Virtus Investment Partners, Inc.

Term Loan, 4.87%, (3 mo. USD LIBOR + 2.25%), Maturing June 1, 2024		607	608,028

Walker & Dunlop, Inc.

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing October 31, 2025		2,219	2,219,437

			$24,733,204

Food Products — 4.9%

Alphabet Holding Company, Inc.

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024		2,339	$2,193,651

Badger Buyer Corp.

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing September 30, 2024		345	335,700

CHG PPC Parent, LLC

Term Loan, 4.00%, (1 mo. EURIBOR + 4.00%), Maturing March 30, 2025	EUR	2,825	3,204,168

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing March 31, 2025		471	472,321

Del Monte Foods, Inc.

Term Loan, 5.90%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021		2,144	1,660,001

13	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Products (continued)

Dole Food Company, Inc.

Term Loan, 5.25%, (USD LIBOR + 2.75%), Maturing April 6, 2024(4)		1,650	$1,625,476

Hearthside Food Solutions, LLC

Term Loan, 6.17%, (1 mo. USD LIBOR + 3.69%), Maturing May 23, 2025		1,692	1,659,450

Term Loan, 6.48%, (1 mo. USD LIBOR + 4.00%), Maturing May 23, 2025		424	421,420

High Liner Foods Incorporated

Term Loan, 5.85%, (USD LIBOR + 3.25%), Maturing April 24, 2021(4)		728	644,598

HLF Financing S.a.r.l.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2025		1,020	1,024,974

Jacobs Douwe Egberts International B.V.

Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing November 1, 2025	EUR	277	312,663

Term Loan, 4.56%, (1 mo. USD LIBOR + 2.00%), Maturing November 1, 2025		1,576	1,581,101

JBS USA Lux S.A.

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing October 30, 2022		5,835	5,844,481

Term Loan, Maturing April 25, 2026(5)		4,050	4,063,742

Nomad Foods Europe Midco Limited

Term Loan, 4.72%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024		1,194	1,192,135

Post Holdings, Inc.

Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing May 24, 2024		982	982,875

Restaurant Technologies, Inc.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025		200	200,996

			$27,419,752

Food Service — 3.0%

1011778 B.C. Unlimited Liability Company

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing February 16, 2024		5,403	$5,403,419

Aramark Services, Inc.

Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing March 11, 2025		839	839,746

Del Frisco’s Restaurant Group, Inc.

Term Loan, 8.50%, (1 mo. USD LIBOR + 6.00%), Maturing June 27, 2025		571	559,274

Dhanani Group, Inc.

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing July 20, 2025		1,094	1,084,669

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Service (continued)

Froneri International, Ltd.

Term Loan, 2.13%, (6 mo. EURIBOR + 2.13%), Maturing January 31, 2025	EUR	2,675	$2,995,280

IRB Holding Corp.

Term Loan, 5.72%, (1 mo. USD LIBOR + 3.25%), Maturing February 5, 2025		1,837	1,835,452

KFC Holding Co.

Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing April 3, 2025		951	952,840

NPC International, Inc.

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing April 19, 2024		860	719,988

US Foods, Inc.

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing June 27, 2023		792	791,775

Welbilt, Inc.

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing October 23, 2025		1,346	1,337,838

			$16,520,281

Food / Drug Retailers — 1.3%

Albertsons, LLC

Term Loan, 5.61%, (3 mo. USD LIBOR + 3.00%), Maturing December 21, 2022		1,466	$1,470,514

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing June 22, 2023		3,672	3,681,394

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing November 17, 2025		1,015	1,016,595

Diplomat Pharmacy, Inc.

Term Loan, 6.99%, (1 mo. USD LIBOR + 4.50%), Maturing December 20, 2024		461	438,942

Holland & Barrett International

Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing August 9, 2024	EUR	400	386,381

Term Loan, 6.09%, (3 mo. GBP LIBOR + 5.25%), Maturing September 2, 2024	GBP	400	447,563

			$7,441,389

Health Care — 13.2%

Acadia Healthcare Company, Inc.

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing February 11, 2022		234	$233,976

Accelerated Health Systems, LLC

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing October 31, 2025		524	524,997

14	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)

ADMI Corp.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing April 30, 2025	1,662	$1,654,125

Agiliti Health, Inc.

Term Loan, 5.56%, (1 mo. USD LIBOR + 3.00%), Maturing January 4, 2026	425	425,000

Akorn, Inc.

Term Loan, 8.00%, (1 mo. USD LIBOR + 5.50%), Maturing April 16, 2021	1,836	1,601,839

Alliance Healthcare Services, Inc.

Term Loan, 6.98%, (1 mo. USD LIBOR + 4.50%), Maturing October 24, 2023	775	779,844

Term Loan - Second Lien, 12.48%, (1 mo. USD LIBOR + 10.00%), Maturing April 24, 2024	475	471,438

Argon Medical Devices, Inc.

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing January 23, 2025	767	770,447

Avantor, Inc.

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing November 21, 2024	1,150	1,157,490

BioClinica, Inc.

Term Loan, 6.81%, (3 mo. USD LIBOR + 4.25%), Maturing October 20, 2023	1,444	1,321,052

BW NHHC Holdco, Inc.

Term Loan, 7.49%, (1 mo. USD LIBOR + 5.00%), Maturing May 15, 2025	968	938,657

Carestream Dental Equipment, Inc.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing September 1, 2024	1,354	1,317,130

Certara L.P.

Term Loan, 6.10%, (3 mo. USD LIBOR + 3.50%), Maturing August 15, 2024	985	980,075

CHG Healthcare Services, Inc.

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing June 7, 2023	3,181	3,186,824

Concentra, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing June 1, 2022	754	755,928

Convatec, Inc.

Term Loan, 4.85%, (3 mo. USD LIBOR + 2.25%), Maturing October 31, 2023	564	561,387

CPI Holdco, LLC

Term Loan, 6.08%, (3 mo. USD LIBOR + 3.50%), Maturing March 21, 2024	786	786,535

CryoLife, Inc.

Term Loan, 5.85%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2024	494	495,396

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)

CTC AcquiCo GmbH

Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing March 7, 2025	EUR	829	$918,314

DaVita, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing June 24, 2021		1,591	1,597,210

Envision Healthcare Corporation

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025		4,464	4,320,288

Equian, LLC

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing May 20, 2024		590	590,241

Gentiva Health Services, Inc.

Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing July 2, 2025		1,969	1,977,905

GHX Ultimate Parent Corporation

Term Loan, 5.85%, (3 mo. USD LIBOR + 3.25%), Maturing June 28, 2024		887	876,201

Greatbatch Ltd.

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing October 27, 2022		1,585	1,594,127

Grifols Worldwide Operations USA, Inc.

Term Loan, 4.67%, (1 week USD LIBOR + 2.25%), Maturing January 31, 2025		3,332	3,340,896

Hanger, Inc.

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing March 6, 2025		1,040	1,042,099

Inovalon Holdings, Inc.

Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing April 2, 2025		1,191	1,192,985

IQVIA, Inc.

Term Loan, 4.60%, (3 mo. USD LIBOR + 2.00%), Maturing March 7, 2024		493	494,078

Term Loan, 4.60%, (3 mo. USD LIBOR + 2.00%), Maturing January 17, 2025		911	912,644

Kinetic Concepts, Inc.

Term Loan, 5.85%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2024		2,628	2,639,357

Medical Solutions, LLC

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing June 9, 2024		740	740,272

MPH Acquisition Holdings, LLC

Term Loan, 5.35%, (3 mo. USD LIBOR + 2.75%), Maturing June 7, 2023		3,099	3,073,088

National Mentor Holdings, Inc.

Term Loan, 6.74%, (1 mo. USD LIBOR + 4.25%), Maturing March 9, 2026		26	26,419

Term Loan, 6.74%, (1 mo. USD LIBOR + 4.25%), Maturing March 9, 2026		424	425,339

15	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)

Navicure, Inc.

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing November 1, 2024	766	$764,142

One Call Corporation

Term Loan, 7.72%, (1 mo. USD LIBOR + 5.25%), Maturing November 25, 2022	2,350	2,048,626

Ortho-Clinical Diagnostics S.A.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2025	4,722	4,641,430

Parexel International Corporation

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	2,561	2,514,582

Phoenix Guarantor, Inc.

Term Loan, 6.98%, (1 mo. USD LIBOR + 4.50%), Maturing February 8, 2026	1,650	1,659,798

Term Loan, 0.50%, Maturing February 12, 2026(2)	150	150,891

Press Ganey Holdings, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing October 23, 2023	733	734,194

Prospect Medical Holdings, Inc.

Term Loan, 8.00%, (1 mo. USD LIBOR + 5.50%), Maturing February 22, 2024	1,163	1,094,909

R1 RCM, Inc.

Term Loan, 7.73%, (1 mo. USD LIBOR + 5.25%), Maturing May 8, 2025	571	570,687

Radiology Partners Holdings, LLC

Term Loan, 7.36%, (USD LIBOR + 4.75%), Maturing June 21, 2025(4)	449	451,117

RadNet, Inc.

Term Loan, 6.39%, (3 mo. USD LIBOR + 3.75%), Maturing June 30, 2023	1,579	1,583,627

Select Medical Corporation

Term Loan, 4.99%, (1 mo. USD LIBOR + 2.50%), Maturing March 6, 2025	1,456	1,459,582

Sotera Health Holdings, LLC

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing May 15, 2022	823	820,618

Sound Inpatient Physicians

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2025	447	445,880

Surgery Center Holdings, Inc.

Term Loan, 5.74%, (1 mo. USD LIBOR + 3.25%), Maturing September 2, 2024	985	974,288

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)

Syneos Health, Inc.

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing August 1, 2024	302	$301,723

Team Health Holdings, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing February 6, 2024	2,780	2,617,088

Tecomet, Inc.

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2024	761	762,231

U.S. Anesthesia Partners, Inc.

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing June 23, 2024	1,554	1,555,529

Verscend Holding Corp.

Term Loan, 6.98%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025	1,468	1,479,549

Viant Medical Holdings, Inc.

Term Loan, 6.35%, (3 mo. USD LIBOR + 3.75%), Maturing July 2, 2025	448	449,569

VVC Holding Corp.

Term Loan, 7.20%, (3 mo. USD LIBOR + 4.50%), Maturing February 11, 2026	1,825	1,839,257

Wink Holdco, Inc.

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing December 2, 2024	469	463,199

		$73,106,119

Home Furnishings — 0.8%

Bright Bidco B.V.

Term Loan, 6.06%, (USD LIBOR + 3.50%), Maturing June 30, 2024(4)	1,499	$1,135,831

Serta Simmons Bedding, LLC

Term Loan, 5.97%, (1 mo. USD LIBOR + 3.50%), Maturing November 8, 2023	4,350	3,184,469

		$4,320,300

Industrial Equipment — 6.3%

AI Alpine AT Bidco GmbH

Term Loan, 5.99%, (3 mo. USD LIBOR + 3.25%), Maturing October 31, 2025	225	$223,031

Altra Industrial Motion Corp.

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2025	702	702,000

Apex Tool Group, LLC

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2022	2,325	2,304,033

16	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)

Carlisle Foodservice Products, Inc.

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing March 20, 2025		248	$242,271

Clark Equipment Company

Term Loan, 4.60%, (3 mo. USD LIBOR + 2.00%), Maturing May 18, 2024		1,602	1,597,666

Coherent Holding GmbH

Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing November 7, 2023	EUR	660	744,747

CPM Holdings, Inc.

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing November 15, 2025		299	299,250

DexKo Global, Inc.

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	297	331,408

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	743	828,521

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing July 24, 2024		839	838,348

DXP Enterprises, Inc.

Term Loan, 7.23%, (1 mo. USD LIBOR + 4.75%), Maturing August 29, 2023		493	493,731

Engineered Machinery Holdings, Inc.

Term Loan, 5.85%, (3 mo. USD LIBOR + 3.25%), Maturing July 19, 2024		1,813	1,774,846

Term Loan, 6.85%, (3 mo. USD LIBOR + 4.25%), Maturing July 19, 2024		274	273,970

EWT Holdings III Corp.

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing December 20, 2024		1,909	1,918,070

Filtration Group Corporation

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing March 29, 2025	EUR	371	418,736

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2025		1,584	1,589,544

Gardner Denver, Inc.

Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), Maturing July 30, 2024	EUR	379	427,156

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing July 30, 2024		938	941,245

Gates Global, LLC

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing April 1, 2024	EUR	858	960,744

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing April 1, 2024		4,164	4,177,204

Hamilton Holdco, LLC

Term Loan, 4.61%, (3 mo. USD LIBOR + 2.00%), Maturing July 2, 2025		819	819,816

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)

Hayward Industries, Inc.

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024		443	$443,112

LTI Holdings, Inc.

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing September 6, 2025		448	442,153

Milacron, LLC

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		2,462	2,443,084

Pro Mach Group, Inc.

Term Loan, 5.22%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2025		223	218,156

Quimper AB

Term Loan, Maturing February 13, 2026(5)	EUR	81	91,148

Term Loan, Maturing February 13, 2026(5)	EUR	1,669	1,882,490

Rexnord, LLC

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing August 21, 2024		1,720	1,723,716

Robertshaw US Holding Corp.

Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing February 28, 2025		965	908,542

Shape Technologies Group, Inc.

Term Loan, 5.49%, (3 mo. USD LIBOR + 3.00%), Maturing April 21, 2025		223	221,079

Tank Holding Corp.

Term Loan, 6.69%, (USD LIBOR + 4.00%), Maturing March 26, 2026(4)		475	479,097

Thermon Industries, Inc.

Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2024		309	309,971

Titan Acquisition Limited

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		2,871	2,768,721

Wittur GmbH

Term Loan, 5.00%, (3 mo. EURIBOR + 4.00%, Floor 1.00%), Maturing March 31, 2022	EUR	900	1,018,092

			$34,855,698

Insurance — 5.2%

Alliant Holdings I, Inc.

Term Loan, 5.24%, (1 mo. USD LIBOR + 2.75%), Maturing May 9, 2025		2,321	$2,285,657

AmWINS Group, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing January 25, 2024		2,796	2,795,674

17	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Insurance (continued)

Asurion, LLC

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing August 4, 2022		4,240	$4,260,938

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023		2,064	2,074,744

Term Loan - Second Lien, 8.98%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025		3,725	3,806,484

Financiere CEP SAS

Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing January 16, 2025	EUR	500	561,501

FrontDoor, Inc.

Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing August 14, 2025		448	448,299

Hub International Limited

Term Loan, 5.34%, (USD LIBOR + 2.75%), Maturing April 25, 2025(4)		4,789	4,747,284

NFP Corp.

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing January 8, 2024		3,385	3,346,376

Sedgwick Claims Management Services, Inc.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing December 31, 2025		1,172	1,170,415

USI, Inc.

Term Loan, 5.60%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024		3,281	3,260,030

			$28,757,402

Leisure Goods / Activities / Movies — 6.1%

AMC Entertainment Holdings, Inc.

Term Loan, Maturing April 22, 2026(5)		1,775	$1,781,647

Amer Sports Oyj

Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), Maturing February 26, 2026	EUR	3,300	3,703,595

Ancestry.com Operations, Inc.

Term Loan, 5.74%, (1 mo. USD LIBOR + 3.25%), Maturing October 19, 2023		3,052	3,063,621

Bombardier Recreational Products, Inc.

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing May 23, 2025		4,302	4,278,221

CDS U.S. Intermediate Holdings, Inc.

Term Loan, 6.29%, (USD LIBOR + 3.75%), Maturing July 8, 2022(4)		1,047	1,017,175

ClubCorp Holdings, Inc.

Term Loan, 5.35%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024		1,738	1,693,008

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)

Crown Finance US, Inc.

Term Loan, 2.38%, (1 mo. EURIBOR + 2.38%), Maturing February 28, 2025	EUR	842	$940,624

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing February 28, 2025		1,866	1,860,787

Delta 2 (LUX) S.a.r.l.

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2024		1,538	1,518,779

Emerald Expositions Holding, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		1,089	1,082,360

Etraveli Holding AB

Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), Maturing August 2, 2024	EUR	775	871,685

Lindblad Expeditions, Inc.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing March 21, 2025		339	341,558

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing March 21, 2025		1,357	1,366,231

Live Nation Entertainment, Inc.

Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing October 31, 2023		2,432	2,435,510

Match Group, Inc.

Term Loan, 5.04%, (2 mo. USD LIBOR + 2.50%), Maturing November 16, 2022		503	505,641

Sabre GLBL, Inc.

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing February 22, 2024		939	939,136

SeaWorld Parks & Entertainment, Inc.

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing March 31, 2024		1,685	1,685,540

SRAM, LLC

Term Loan, 5.33%, (2 mo. USD LIBOR + 2.75%), Maturing March 15, 2024		1,413	1,419,803

Steinway Musical Instruments, Inc.

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing February 13, 2025		842	830,455

Travel Leaders Group, LLC

Term Loan, 6.48%, (1 mo. USD LIBOR + 4.00%), Maturing January 25, 2024		893	901,624

UFC Holdings, LLC

Term Loan, 5.74%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2023		1,389	1,395,201

Term Loan, Maturing April 30, 2026(5)		325	327,031

			$33,959,232

18	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Lodging and Casinos — 6.2%

Aimbridge Acquisition Co., Inc.

Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing February 2, 2026		250	$251,556

Aristocrat Technologies, Inc.

Term Loan, 4.34%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024		1,088	1,087,984

Azelis Finance S.A.

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), Maturing November 7, 2025	EUR	1,825	2,062,912

Boyd Gaming Corporation

Term Loan, 4.67%, (1 week USD LIBOR + 2.25%), Maturing September 15, 2023		921	922,783

CityCenter Holdings, LLC

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing April 18, 2024		2,435	2,435,836

Eldorado Resorts, LLC

Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing April 17, 2024		808	809,131

ESH Hospitality, Inc.

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing August 30, 2023		1,134	1,132,617

Four Seasons Hotels Limited

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing November 30, 2023		904	905,106

Golden Nugget, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing October 4, 2023		4,032	4,046,356

GVC Holdings PLC

Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing March 29, 2024	EUR	1,250	1,405,360

Term Loan, 4.53%, (6 mo. GBP LIBOR + 3.50%), Maturing March 29, 2024	GBP	650	848,024

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing March 29, 2024		1,040	1,040,366

Hanjin International Corp.

Term Loan, 4.99%, (1 mo. USD LIBOR + 2.50%), Maturing October 18, 2020		500	496,875

Hilton Worldwide Finance, LLC

Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing October 25, 2023		3,346	3,362,428

Las Vegas Sands, LLC

Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing March 27, 2025		1,015	1,014,908

MGM Growth Properties Operating Partnership L.P.

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing March 21, 2025		1,867	1,868,917

Playa Resorts Holding B.V.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing April 29, 2024		2,412	2,378,819

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)

Stars Group Holdings B.V. (The)

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 10, 2025	EUR	900	$1,018,483

Term Loan, 6.10%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025		3,810	3,832,737

VICI Properties 1, LLC

Term Loan, 4.49%, (1 mo. USD LIBOR + 2.00%), Maturing December 20, 2024		2,124	2,122,802

Wyndham Hotels & Resorts, Inc.

Term Loan, 4.23%, (1 mo. USD LIBOR + 1.75%), Maturing May 30, 2025		1,269	1,268,852

			$34,312,852

Nonferrous Metals / Minerals — 1.2%

CD&R Hydra Buyer, Inc.

Term Loan, 7.50%, (0.00% Cash, 7.50% PIK), Maturing August 15, 2021(3)(7)		145	$120,216

Dynacast International, LLC

Term Loan, 5.85%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022		1,188	1,185,989

Global Brass & Copper, Inc.

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing May 29, 2025		804	805,863

Murray Energy Corporation

Term Loan, 9.88%, (3 mo. USD LIBOR + 7.25%), Maturing October 17, 2022		1,873	1,501,818

Noranda Aluminum Acquisition Corporation

Term Loan, 0.00%, Maturing February 28, 2020(6)		888	3,886

Oxbow Carbon, LLC

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing January 4, 2023		1,389	1,399,010

Term Loan - Second Lien, 9.98%, (1 mo. USD LIBOR + 7.50%), Maturing January 4, 2024		725	730,438

Rain Carbon GmbH

Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing January 16, 2025	EUR	925	995,981

			$6,743,201

Oil and Gas — 3.4%

Ameriforge Group, Inc.

Term Loan, 9.60%, (3 mo. USD LIBOR + 7.00%), Maturing June 8, 2022		729	$728,650

Apergy Corporation

Term Loan, 5.03%, (USD LIBOR + 2.50%), Maturing May 9, 2025(4)		291	291,146

19	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)

Centurion Pipeline Company, LLC

Term Loan, 5.85%, (3 mo. USD LIBOR + 3.25%), Maturing September 29, 2025	249	$250,466

CITGO Petroleum Corporation

Term Loan, 7.60%, (3 mo. USD LIBOR + 5.00%), Maturing July 29, 2021	931	931,513

Term Loan, 7.60%, (3 mo. USD LIBOR + 5.00%), Maturing March 22, 2024	2,950	2,951,844

Delek US Holdings, Inc.

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing March 31, 2025	371	371,559

Equitrans Midstream Corporation

Term Loan, 6.98%, (1 mo. USD LIBOR + 4.50%), Maturing January 31, 2024	1,820	1,834,091

Fieldwood Energy, LLC

Term Loan, 7.73%, (1 mo. USD LIBOR + 5.25%), Maturing April 11, 2022	2,677	2,595,573

McDermott Technology Americas, Inc.

Term Loan, 7.48%, (1 mo. USD LIBOR + 5.00%), Maturing May 10, 2025	1,188	1,178,644

MEG Energy Corp.

Term Loan, 5.99%, (1 mo. USD LIBOR + 3.50%), Maturing December 31, 2023	1,430	1,424,269

Prairie ECI Acquiror L.P.

Term Loan, 7.37%, (3 mo. USD LIBOR + 4.75%), Maturing March 11, 2026	2,325	2,354,062

PSC Industrial Holdings Corp.

Term Loan, 6.22%, (1 mo. USD LIBOR + 3.75%), Maturing October 3, 2024	691	686,930

Sheridan Investment Partners II L.P.

Term Loan, 6.13%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	34	25,027

Term Loan, 6.13%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	91	67,106

Term Loan, 6.13%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	656	482,407

Sheridan Production Partners I, LLC

Term Loan, 6.11%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	112	86,575

Term Loan, 6.11%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	183	141,739

Term Loan, 6.11%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	1,380	1,069,663

Ultra Resources, Inc.

Term Loan, 6.24%, (1 mo. USD LIBOR + 3.75%), Maturing April 12, 2024	1,450	1,237,333

		$18,708,597

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Publishing — 1.2%

Ascend Learning, LLC

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing July 12, 2024	1,084	$1,081,243

Getty Images, Inc.

Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing February 19, 2026	1,621	1,618,912

Harland Clarke Holdings Corp.

Term Loan, 7.35%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023	775	683,558

Lamar Media Corporation

Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing March 14, 2025	520	521,371

LSC Communications, Inc.

Term Loan, 7.93%, (1 week USD LIBOR + 5.50%), Maturing September 30, 2022	846	849,005

Multi Color Corporation

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing October 31, 2024	321	321,071

ProQuest, LLC

Term Loan, 5.85%, (3 mo. USD LIBOR + 3.25%), Maturing October 24, 2021	1,608	1,609,870

Tweddle Group, Inc.

Term Loan, 6.99%, (1 mo. USD LIBOR + 4.50%), Maturing September 17, 2023	215	204,889

		$6,889,919

Radio and Television — 3.3%

ALM Media Holdings, Inc.

Term Loan, 7.10%, (3 mo. USD LIBOR + 4.50%), Maturing July 31, 2020	377	$358,564

Cumulus Media New Holdings, Inc.

Term Loan, 6.99%, (1 mo. USD LIBOR + 4.50%), Maturing May 15, 2022	2,948	2,922,383

E.W. Scripps Company (The)

Term Loan, Maturing April 3, 2026(5)	275	275,688

Entercom Media Corp.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing November 18, 2024	986	986,545

Entravision Communications Corporation

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	880	843,420

Gray Television, Inc.

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing February 7, 2024	209	208,564

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing January 2, 2026	698	701,086

20	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Radio and Television (continued)

Hubbard Radio, LLC

Term Loan, 5.99%, (1 mo. USD LIBOR + 3.50%), Maturing March 28, 2025	767	$766,465

iHeartCommunications, Inc.

Term Loan, 0.00%, Maturing July 30, 2019(6)	364	269,822

Term Loan, 0.00%, Maturing January 30, 2020(6)	2,132	1,587,310

Mission Broadcasting, Inc.

Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	329	328,499

Nexstar Broadcasting, Inc.

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	1,750	1,746,019

Sinclair Television Group, Inc.

Term Loan, 4.74%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	470	471,038

Univision Communications, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	7,354	7,091,229

		$18,556,632

Retailers (Except Food and Drug) — 3.6%

Ascena Retail Group, Inc.

Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	1,883	$1,626,660

Bass Pro Group, LLC

Term Loan, 7.48%, (1 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	1,281	1,280,820

BJ’s Wholesale Club, Inc.

Term Loan, 5.47%, (1 mo. USD LIBOR + 3.00%), Maturing February 3, 2024	899	904,812

CDW, LLC

Term Loan, 4.24%, (1 mo. USD LIBOR + 1.75%), Maturing August 17, 2023	3,692	3,702,347

Coinamatic Canada, Inc.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	43	41,957

David’s Bridal, Inc.

Term Loan, 9.98%, (1 mo. USD LIBOR + 7.50%), Maturing July 17, 2023	257	262,517

Term Loan, 10.48%, (1 mo. USD LIBOR + 8.00%), Maturing January 18, 2024	978	855,718

Global Appliance, Inc.

Term Loan, 6.49%, (1 mo. USD LIBOR + 4.00%), Maturing September 29, 2024	903	903,466

Harbor Freight Tools USA, Inc.

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2023	442	439,780

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)

Hoya Midco, LLC

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing June 30, 2024	1,975	$1,963,663

J. Crew Group, Inc.

Term Loan, 5.53%, (USD LIBOR + 3.00%), Maturing March 5, 2021(3)(4)	2,836	2,191,408

LSF9 Atlantis Holdings, LLC

Term Loan, 8.47%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	956	913,219

PetSmart, Inc.

Term Loan, 6.73%, (1 mo. USD LIBOR + 4.25%), Maturing March 11, 2022	3,875	3,745,703

PFS Holding Corporation

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing January 31, 2021	2,132	735,640

Pier 1 Imports (U.S.), Inc.

Term Loan, 6.38%, (3 mo. USD LIBOR + 3.50%), Maturing April 30, 2021	500	222,528

Radio Systems Corporation

Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2024	418	414,431

		$20,204,669

Steel — 1.1%

Atkore International, Inc.

Term Loan, 5.36%, (3 mo. USD LIBOR + 2.75%), Maturing December 22, 2023	1,333	$1,335,801

GrafTech Finance, Inc.

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2025	2,528	2,531,570

Neenah Foundry Company

Term Loan, 9.05%, (2 mo. USD LIBOR + 6.50%), Maturing December 13, 2022	702	694,549

Phoenix Services International, LLC

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing March 1, 2025	842	843,429

Zekelman Industries, Inc.

Term Loan, 4.73%, (1 mo. USD LIBOR + 2.25%), Maturing June 14, 2021	648	648,580

		$6,053,929

Surface Transport — 0.9%

1199169 B.C. Unlimited Liability Company

Term Loan, 6.60%, (3 mo. USD LIBOR + 4.00%), Maturing April 6, 2026	262	$263,979

21	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Surface Transport (continued)

Agro Merchants NAI Holdings, LLC

Term Loan, 6.35%, (3 mo. USD LIBOR + 3.75%), Maturing December 6, 2024		370	$370,906

Hertz Corporation (The)

Term Loan, 5.24%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2023		981	980,824

Kenan Advantage Group, Inc.

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022		108	106,232

Term Loan, 5.48%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022		354	350,218

PODS, LLC

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing December 6, 2024		616	616,140

Stena International S.a.r.l.

Term Loan, 5.61%, (3 mo. USD LIBOR + 3.00%), Maturing March 3, 2021		1,496	1,480,352

XPO Logistics, Inc.

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing February 24, 2025		600	598,250

			$4,766,901

Telecommunications — 6.1%

CenturyLink, Inc.

Term Loan, 5.23%, (1 mo. USD LIBOR + 2.75%), Maturing January 31, 2025		5,036	$5,012,640

Colorado Buyer, Inc.

Term Loan, 5.60%, (3 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		1,601	1,560,499

Digicel International Finance Limited

Term Loan, 5.88%, (3 mo. USD LIBOR + 3.25%), Maturing May 28, 2024		1,478	1,327,907

eircom Finco S.a.r.l.

Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), Maturing April 19, 2024	EUR	2,575	2,888,347

Term Loan, Maturing April 23, 2026(5)	EUR	525	589,576

Frontier Communications Corp.

Term Loan, 6.24%, (1 mo. USD LIBOR + 3.75%), Maturing June 15, 2024		1,867	1,824,748

Gamma Infrastructure III B.V.

Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), Maturing January 9, 2025	EUR	1,500	1,665,577

Global Eagle Entertainment, Inc.

Term Loan, 10.35%, (6 mo. USD LIBOR + 7.50%), Maturing January 6, 2023		2,030	1,900,750

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Telecommunications (continued)

Intelsat Jackson Holdings S.A.

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing November 27, 2023	2,250	$2,243,320

Term Loan, 6.98%, (1 mo. USD LIBOR + 4.50%), Maturing January 2, 2024	1,700	1,717,850

IPC Corp.

Term Loan, 7.08%, (3 mo. USD LIBOR + 4.50%), Maturing August 6, 2021	1,127	935,151

Onvoy, LLC

Term Loan, 7.10%, (3 mo. USD LIBOR + 4.50%), Maturing February 10, 2024	1,691	1,479,188

Plantronics, Inc.

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing July 2, 2025	1,218	1,210,663

Sprint Communications, Inc.

Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024	3,381	3,288,022

Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing February 2, 2024	748	738,455

Syniverse Holdings, Inc.

Term Loan, 7.47%, (1 mo. USD LIBOR + 5.00%), Maturing March 9, 2023	965	919,702

Telesat Canada

Term Loan, 5.11%, (3 mo. USD LIBOR + 2.50%), Maturing November 17, 2023	4,524	4,520,414

		$33,822,809

Utilities — 3.0%

Brookfield WEC Holdings, Inc.

Term Loan, 5.98%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2025	2,195	$2,210,616

Calpine Construction Finance Company L.P.

Term Loan, 4.98%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2025	880	880,970

Calpine Corporation

Term Loan, 5.11%, (3 mo. USD LIBOR + 2.50%), Maturing January 15, 2024	3,056	3,064,213

Term Loan, 5.34%, (3 mo. USD LIBOR + 2.75%), Maturing April 5, 2026	875	878,750

Dayton Power & Light Company (The)

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing August 24, 2022	538	538,969

Granite Acquisition, Inc.

Term Loan, 6.09%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	2,366	2,375,880

Term Loan, 6.10%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	107	107,614

22	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Utilities (continued)

Lightstone Holdco, LLC

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	77	$77,087

Term Loan, 6.23%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	1,371	1,366,753

Longview Power, LLC

Term Loan, 8.59%, (3 mo. USD LIBOR + 6.00%), Maturing April 13, 2021	2,671	2,390,489

Talen Energy Supply, LLC

Term Loan, 6.49%, (1 mo. USD LIBOR + 4.00%), Maturing July 15, 2023	1,081	1,083,967

Term Loan, 6.48%, (1 mo. USD LIBOR + 4.00%), Maturing April 15, 2024	706	707,827

USIC Holdings, Inc.

Term Loan, 5.73%, (1 mo. USD LIBOR + 3.25%), Maturing December 8, 2023	198	196,555

Vistra Operations Company, LLC

Term Loan, 4.48%, (1 mo. USD LIBOR + 2.00%), Maturing December 31, 2025	1,042	1,044,947

		$16,924,637

Total Senior Floating-Rate Loans (identified cost $812,103,825)		$794,617,212

Corporate Bonds & Notes — 5.6%
Security	Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 0.1%

Huntington Ingalls Industries, Inc.

5.00%, 11/15/25(8)	10	$10,340

TransDigm, Inc.

6.50%, 7/15/24	80	81,350

6.25%, 3/15/26(8)	350	365,312

7.50%, 3/15/27(8)	85	87,869

		$544,871

Building and Development — 0.1%

Builders FirstSource, Inc.

5.625%, 9/1/24(8)	6	$6,037

Hillman Group, Inc. (The)

6.375%, 7/15/22(8)	53	49,290

Reliance Intermediate Holdings, L.P.

6.50%, 4/1/23(8)	120	124,200

Security	Principal Amount* (000’s omitted)	Value

Building and Development (continued)

Standard Industries, Inc.

6.00%, 10/15/25(8)	50	$52,448

TRI Pointe Group, Inc./TRI Pointe Homes, Inc.

4.375%, 6/15/19	45	45,035

5.875%, 6/15/24	8	8,127

		$285,137

Business Equipment and Services — 0.5%

First Data Corp.

5.00%, 1/15/24(8)	20	$20,515

Prime Security Services Borrower, LLC/Prime Finance, Inc.

5.25%, 4/15/24(8)	700	703,500

5.75%, 4/15/26(8)	700	709,625

ServiceMaster Co., LLC (The)

7.45%, 8/15/27	45	47,644

Solera, LLC/Solera Finance, Inc.

10.50%, 3/1/24(8)	10	10,900

Travelport Corporate Finance PLC

6.00%, 3/15/26(8)	1,325	1,427,687

		$2,919,871

Cable and Satellite Television — 0.2%

Cablevision Systems Corp.

5.875%, 9/15/22	15	$15,638

CCO Holdings, LLC/CCO Holdings Capital Corp.

5.25%, 9/30/22	155	157,809

5.75%, 1/15/24	10	10,275

5.375%, 5/1/25(8)	95	98,562

5.75%, 2/15/26(8)	45	47,194

CSC Holdings, LLC

5.25%, 6/1/24	10	10,200

DISH DBS Corp.

6.75%, 6/1/21	20	20,674

5.875%, 7/15/22	25	24,486

5.875%, 11/15/24	5	4,331

Virgin Media Secured Finance PLC

5.50%, 1/15/25(8)	550	562,375

		$951,544

Chemicals and Plastics — 0.3%

Hexion, Inc.

6.625%, 4/15/20(6)	1,900	$1,515,250

23	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)

W.R. Grace & Co.

5.125%, 10/1/21(8)	30	$31,200

5.625%, 10/1/24(8)	10	10,775

		$1,557,225

Conglomerates — 0.0%(9)

Spectrum Brands, Inc.

6.625%, 11/15/22	15	$15,372

5.75%, 7/15/25	70	71,838

		$87,210

Consumer Products — 0.0%(9)

Central Garden & Pet Co.

6.125%, 11/15/23	25	$26,250

		$26,250

Containers and Glass Products — 0.9%

Berry Global, Inc.

6.00%, 10/15/22	25	$25,813

Owens-Brockway Glass Container, Inc.

5.875%, 8/15/23(8)	35	36,750

6.375%, 8/15/25(8)	15	16,013

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC

5.75%, 10/15/20	3,755	3,771,252

6.097%, (3 mo. USD LIBOR + 3.50%), 7/15/21(8)(10)	950	955,937

		$4,805,765

Drugs — 0.7%

Bausch Health Companies, Inc.

6.50%, 3/15/22(8)	807	$836,254

7.00%, 3/15/24(8)	1,049	1,108,006

5.50%, 11/1/25(8)	1,725	1,771,903

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC

6.375%, 8/1/23(8)	70	71,575

		$3,787,738

Ecological Services and Equipment — 0.0%(9)

Clean Harbors, Inc.

5.125%, 6/1/21	25	$25,094

Covanta Holding Corp.

5.875%, 3/1/24	25	25,781

		$50,875

Security		Principal Amount* (000’s omitted)	Value

Electronics / Electrical — 0.0%(9)

Infor (US), Inc.

6.50%, 5/15/22		50	$51,078

			$51,078

Financial Intermediaries — 0.0%(9)

Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.

6.25%, 2/1/22		40	$41,311

JPMorgan Chase & Co.

Series S, 6.75% to 2/1/24(11)(12)		80	88,676

Navient Corp.

5.00%, 10/26/20		25	25,406

			$155,393

Food Products — 0.1%

Iceland Bondco PLC

5.071%, (3 mo. GBP LIBOR + 4.25%), 7/15/20(8)(10)	GBP	210	$274,386

Post Holdings, Inc.

8.00%, 7/15/25(8)		15	16,125

			$290,511

Food Service — 0.0%(9)

1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.

4.625%, 1/15/22(8)		65	$65,366

			$65,366

Food / Drug Retailers — 0.2%

Fresh Market, Inc. (The)

9.75%, 5/1/23(8)		1,175	$906,747

			$906,747

Health Care — 1.0%

Avantor, Inc.

6.00%, 10/1/24(8)		1,375	$1,438,164

Centene Corp.

4.75%, 5/15/22		20	20,458

CHS/Community Health Systems, Inc.

6.25%, 3/31/23		1,500	1,466,250

HCA Healthcare, Inc.

6.25%, 2/15/21		85	89,356

HCA, Inc.

6.50%, 2/15/20		15	15,399

5.875%, 2/15/26		25	26,930

24	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Health Care (continued)

Hologic, Inc.

4.375%, 10/15/25(8)	30	$29,869

RegionalCare Hospital Partners Holdings, Inc.

8.25%, 5/1/23(8)	1,750	1,862,109

Syneos Health, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.

7.50%, 10/1/24(8)	27	28,417

Teleflex, Inc.

5.25%, 6/15/24	20	20,600

Tenet Healthcare Corp.

6.00%, 10/1/20	60	62,250

4.375%, 10/1/21	600	609,750

8.125%, 4/1/22	45	48,182

6.75%, 6/15/23	5	5,119

		$5,722,853

Insurance — 0.0%(9)

Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer

8.25%, 8/1/23(8)	40	$41,300

		$41,300

Internet Software & Services — 0.0%(9)

Netflix, Inc.

5.50%, 2/15/22	45	$47,475

5.875%, 2/15/25	55	59,434

Riverbed Technology, Inc.

8.875%, 3/1/23(8)	40	28,000

		$134,909

Leisure Goods / Activities / Movies — 0.2%

National CineMedia, LLC

6.00%, 4/15/22	700	$708,750

Sabre GLBL, Inc.

5.375%, 4/15/23(8)	25	25,687

5.25%, 11/15/23(8)	40	41,000

Viking Cruises, Ltd.

6.25%, 5/15/25(8)	40	41,600

		$817,037

Lodging and Casinos — 0.1%

ESH Hospitality, Inc.

5.25%, 5/1/25(8)	30	$30,188

GLP Capital, L.P./GLP Financing II, Inc.

4.875%, 11/1/20	75	76,612

Security	Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)

MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc.

5.625%, 5/1/24	10	$10,550

MGM Resorts International

6.625%, 12/15/21	90	96,750

7.75%, 3/15/22	25	27,719

RHP Hotel Properties, L.P./RHP Finance Corp.

5.00%, 4/15/23	30	30,675

		$272,494

Nonferrous Metals / Minerals — 0.0%(9)

Eldorado Gold Corp.

6.125%, 12/15/20(8)	120	$119,700

New Gold, Inc.

6.25%, 11/15/22(8)	12	10,950

		$130,650

Oil and Gas — 0.2%

Antero Resources Corp.

5.375%, 11/1/21	100	$101,125

5.625%, 6/1/23	5	5,077

Canbriam Energy, Inc.

9.75%, 11/15/19(8)	25	19,875

CITGO Petroleum Corp.

6.25%, 8/15/22(8)	700	700,875

CVR Refining, LLC/Coffeyville Finance, Inc.

6.50%, 11/1/22	125	127,656

Energy Transfer Operating, L.P.

5.875%, 1/15/24	30	32,779

Gulfport Energy Corp.

6.625%, 5/1/23	35	33,862

Newfield Exploration Co.

5.625%, 7/1/24	120	131,235

Parsley Energy, LLC/Parsley Finance Corp.

5.25%, 8/15/25(8)	10	10,138

PBF Logistics, L.P./PBF Logistics Finance Corp.

6.875%, 5/15/23	45	46,233

Seven Generations Energy, Ltd.

6.75%, 5/1/23(8)	60	61,875

6.875%, 6/30/23(8)	25	25,750

Williams Cos., Inc. (The)

4.55%, 6/24/24	5	5,272

		$1,301,752

25	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Publishing — 0.0%(9)

Tribune Media Co.

5.875%, 7/15/22	35	$35,665

		$35,665

Radio and Television — 0.2%

Clear Channel Worldwide Holdings, Inc.

Series A, 6.50%, 11/15/22	50	$51,250

Series B, 6.50%, 11/15/22	90	92,475

iHeartCommunications, Inc.

9.00%, 12/15/19(6)	953	709,985

Nielsen Co. Luxembourg S.a.r.l. (The)

5.50%, 10/1/21(8)	35	35,263

Sirius XM Radio, Inc.

6.00%, 7/15/24(8)	85	88,081

Univision Communications, Inc.

6.75%, 9/15/22(8)	241	247,025

		$1,224,079

Retailers (Except Food and Drug) — 0.0%(9)

Murphy Oil USA, Inc.

6.00%, 8/15/23	135	$138,713

Party City Holdings, Inc.

6.125%, 8/15/23(8)	60	61,050

		$199,763

Road & Rail — 0.0%(9)

Watco Cos., LLC/Watco Finance Corp.

6.375%, 4/1/23(8)	45	$45,563

		$45,563

Software and Services — 0.0%(9)

IHS Markit, Ltd.

5.00%, 11/1/22(8)	60	$63,168

Infor Software Parent, LLC/Infor Software Parent, Inc.

7.125%, (7.125% Cash or 7.875% PIK), 5/1/21(8)(13)	65	65,406

		$128,574

Surface Transport — 0.0%(9)

XPO Logistics, Inc.

6.50%, 6/15/22(8)	56	$57,470

		$57,470

Security		Principal Amount* (000’s omitted)	Value

Telecommunications — 0.6%

CenturyLink, Inc.

6.75%, 12/1/23		40	$42,550

CommScope Technologies, LLC

6.00%, 6/15/25(8)		45	45,873

5.00%, 3/15/27(8)		5	4,681

CommScope, Inc.

6.00%, 3/1/26(8)		900	955,125

Digicel International Finance, Ltd./Digicel Holdings Bermuda, Ltd.

8.75%, 5/25/24(8)		550	551,551

Frontier Communications Corp.

7.625%, 4/15/24		30	16,725

6.875%, 1/15/25		45	24,075

Intelsat Jackson Holdings S.A.

5.50%, 8/1/23		25	22,656

Level 3 Financing, Inc.

5.375%, 1/15/24		25	25,375

Sprint Communications, Inc.

7.00%, 8/15/20		144	149,760

6.00%, 11/15/22		5	5,044

Sprint Corp.

7.25%, 9/15/21		225	236,250

7.875%, 9/15/23		556	579,630

7.625%, 2/15/25		35	35,438

T-Mobile USA, Inc.

6.375%, 3/1/25		35	36,477

6.50%, 1/15/26		110	117,942

Wind Tre SpA

2.75%, (3 mo. EURIBOR + 2.75%), 1/20/24(8)(10)	EUR	575	619,253

			$3,468,405

Utilities — 0.2%

Calpine Corp.

5.25%, 6/1/26(8)		1,050	$1,055,250

Vistra Energy Corp.

7.625%, 11/1/24		35	36,969

8.125%, 1/30/26(8)		25	27,312

			$1,119,531

Total Corporate Bonds & Notes (identified cost $31,602,363)			$31,185,626

26	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Asset-Backed Securities — 2.7%
Security	Principal Amount (000’s omitted)	Value

Ares CLO, Ltd.

Series 2014-32RA, Class D, 8.534%, (3 mo. USD LIBOR + 5.85%), 5/15/30(8)(10)	$2,000	$1,891,232

Series 2015-2A, Class E2, 7.782%, (3 mo. USD LIBOR + 5.20%), 7/29/26(8)(10)	1,000	982,922

Carlyle Global Market Strategies CLO, Ltd.

Series 2012-3A, Class DR2, 9.097%, (3 mo. USD LIBOR + 6.50%), 1/14/32(8)(10)	1,200	1,172,651

Series 2015-5A, Class DR, 9.292%, (3 mo. USD LIBOR + 6.70%), 1/20/32(8)(10)	500	495,725

Dryden Senior Loan Fund

Series 2015-40A, Class ER, 8.434%, (3 mo. USD LIBOR + 5.75%), 8/15/31(8)(10)	1,000	947,817

Galaxy CLO, Ltd.

Series 2013-15A, Class ER, 9.242%, (3 mo. USD LIBOR + 6.65%), 10/15/30(8)(10)	1,000	969,310

Series 2015-21A, Class ER, 7.842%, (3 mo. USD LIBOR + 5.25%), 4/20/31(8)(10)	1,000	926,377

Golub Capital Partners CLO, Ltd.

Series 2015-23A, Class ER, 8.342%, (3 mo. USD LIBOR + 5.75%), 1/20/31(8)(10)	1,200	1,128,753

Neuberger Berman CLO, Ltd.

Series 2019-31A, Class E, (3 mo. USD LIBOR + 6.75%), 4/20/31(8)(14)	600	600,750

Palmer Square CLO, Ltd.

Series 2015-2A, Class DR, 9.092%, (3 mo. USD LIBOR + 6.50%), 7/20/30(8)(10)	1,200	1,185,510

Recette CLO, LLC

Series 2015-1A, Class E, 8.292%, (3 mo. USD LIBOR + 5.70%), 10/20/27(8)(10)	1,000	1,002,286

Voya CLO, Ltd.

Series 2013-1A, Class DR, 9.077%, (3 mo. USD LIBOR + 6.48%), 10/15/30(8)(10)	2,000	1,921,444

Westcott Park CLO, Ltd.

Series 2016-1A, Class E, 9.792%, (3 mo. USD LIBOR + 7.20%), 7/20/28(8)(10)	1,600	1,601,251

Total Asset-Backed Securities (identified cost $14,981,175)		$14,826,028

Common Stocks — 1.7%
Security	Shares	Value

Aerospace and Defense — 0.1%

IAP Global Services, LLC(3)(15)(16)	55	$700,334

		$700,334

Security	Shares	Value

Automotive — 0.1%

Dayco Products, LLC(15)(16)	18,702	$689,636

		$689,636

Electronics / Electrical — 0.1%

Answers Corp.(3)(15)(16)	93,678	$184,546

		$184,546

Health Care — 0.0%(9)

New Millennium Holdco, Inc.(15)(16)	61,354	$4,908

		$4,908

Nonferrous Metals / Minerals — 0.0%

ASP United/GHX Holding, LLC(3)(15)(16)	76,163	$0

		$0

Oil and Gas — 0.7%

AFG Holdings, Inc.(3)(15)(16)	29,086	$2,134,912

Fieldwood Energy, Inc.(15)(16)	19,189	671,615

Nine Point Energy Holdings, Inc.(3)(15)(16)(17)	758	841

Samson Resources II, LLC, Class A(15)(16)	44,102	1,047,423

Southcross Holdings Group, LLC(3)(15)(16)	59	0

Southcross Holdings L.P., Class A(15)(16)	59	33,188

		$3,887,979

Publishing — 0.6%

ION Media Networks, Inc.(3)(16)	3,990	$3,181,067

Tweddle Group, Inc.(3)(15)(16)	1,778	71,245

		$3,252,312

Radio and Television — 0.1%

Cumulus Media, Inc., Class A(15)(16)	38,163	$691,514

		$691,514

Retailers (Except Food and Drug) — 0.0%(9)

David’s Bridal, Inc.(15)(16)	18,846	$117,787

		$117,787

Total Common Stocks (identified cost $4,477,646)		$9,529,016

27	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2019

Portfolio of Investments (Unaudited) — continued

Convertible Preferred Stocks — 0.0%(9)
Security	Shares	Value

Oil and Gas — 0.0%(9)

Nine Point Energy Holdings, Inc., Series A, 12.00%(3)(15)(17)	14	$20,552

Total Convertible Preferred Stocks (identified cost $14,000)		$20,552

Closed-End Funds — 1.9%
Security	Shares	Value

BlackRock Floating Rate Income Strategies Fund, Inc.	99,936	$1,282,179

Invesco Senior Income Trust	483,234	2,097,236

Nuveen Credit Strategies Income Fund	365,228	2,918,172

Nuveen Floating Rate Income Fund	148,079	1,479,309

Nuveen Floating Rate Income Opportunity Fund	103,281	1,019,383

Voya Prime Rate Trust	396,676	1,927,845

Total Closed-End Funds (identified cost $12,168,732)		$10,724,124

Miscellaneous — 0.0%
Security	Shares/ Principal Amount	Value

Oil and Gas — 0.0%

Paragon Offshore Finance Company, Class A(15)(16)	1,527	$1,432

Paragon Offshore Finance Company, Class B(15)(16)	764	28,172

		$29,604

Telecommunications — 0.0%

Avaya, Inc., Escrow Certificates(3)(15)	$25,000	$0

		$0

Total Miscellaneous (identified cost $16,617)		$29,604

Short-Term Investments — 1.5%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 2.54%(18)	7,998,428	$7,998,428

Total Short-Term Investments (identified cost $7,998,400)		$7,998,428

Total Investments — 156.6% (identified cost $883,362,758)		$868,930,590

Less Unfunded Loan Commitments — (0.1)%		$(489,484)

Net Investments — 156.5% (identified cost $882,873,274)		$868,441,106

Other Assets, Less Liabilities — (42.8)%		$(237,574,738)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (13.7)%		$(75,864,397)

Net Assets Applicable to Common Shares — 100.0%		$555,001,971

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. See Note 1F for description.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 12).

(4)

The stated interest rate represents the weighted average interest rate at April 30, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(5)	This Senior Loan will settle after April 30, 2019, at which time the interest rate will be determined.

(6)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	Fixed-rate loan.

28	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2019

Portfolio of Investments (Unaudited) — continued

(8)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2019, the aggregate value of these securities is $33,640,487 or 6.1% of the Trust’s net assets applicable to common shares.

(9)	Amount is less than 0.05%.

(10)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2019.

(11)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(12)	Security converts to floating rate after the indicated fixed-rate coupon period.
(13)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(14)	When-issued, variable rate security whose interest rate will be determined after April 30, 2019.

(15)	Non-income producing security.

(16)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(17)	Restricted security (see Note 7).

(18)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2019.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	642,064	CAD	842,494	HSBC Bank USA, N.A.	5/31/19	$12,726	$—

USD	14,368,214	EUR	12,516,629	State Street Bank and Trust Company	5/31/19	295,517	—

USD	15,806,706	EUR	13,945,658	HSBC Bank USA, N.A.	6/28/19	89,003	—

USD	3,681,406	EUR	3,267,000	HSBC Bank USA, N.A.	6/28/19	—	(725)

USD	3,190,080	EUR	2,825,000	State Street Bank and Trust Company	6/28/19	6,114	—

USD	11,600,441	EUR	10,320,631	Goldman Sachs International	7/31/19	—	(63,918)

USD	2,460,804	GBP	1,895,609	State Street Bank and Trust Company	7/31/19	—	(22,582)

						$403,360	$(87,225)

Abbreviations:

CIDOR	–	Canada Three Month Interbank Rate

DIP	–	Debtor In Possession

EURIBOR	–	Euro Interbank Offered Rate

LIBOR	–	London Interbank Offered Rate

PIK	–	Payment In Kind

Currency Abbreviations:

CAD	–	Canadian Dollar

EUR	–	Euro

GBP	–	British Pound Sterling

USD	–	United States Dollar

29	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2019

Unaffiliated investments, at value (identified cost, $874,874,874)	$860,442,678

Affiliated investment, at value (identified cost, $7,998,400)	7,998,428

Cash	5,035,834

Deposits for derivatives collateral - forward foreign currency exchange contracts	300,000

Foreign currency, at value (identified cost, $85,115)	85,113

Interest and dividends receivable	2,464,855

Dividends receivable from affiliated investment	19,669

Receivable for investments sold	1,017,773

Receivable for open forward foreign currency exchange contracts	403,360

Prepaid upfront fees on notes payable	117,107

Prepaid expenses	68,642

Total assets	$877,953,459

Liabilities

Notes payable	$219,000,000

Cash collateral due to broker	300,000

Payable for investments purchased	26,289,238

Payable for open forward foreign currency exchange contracts	87,225

Payable to affiliates:

Investment adviser fee	521,071

Trustees’ fees	3,897

Accrued expenses	885,660

Total liabilities	$247,087,091

Commitments and contingencies (see Note 13)

Auction preferred shares (3,032 shares outstanding) at liquidation value plus cumulative unpaid dividends	$75,864,397

Net assets applicable to common shares	$555,001,971

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized, 36,848,313 shares issued and outstanding	$368,483

Additional paid-in capital	566,478,764

Accumulated loss	(11,845,276)

Net assets applicable to common shares	$555,001,971

Net Asset Value Per Common Share

($555,001,971 ÷ 36,848,313 common shares issued and outstanding)	$15.06

30	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2019

Interest and other income	$24,093,004

Dividends	880,675

Dividends from affiliated investment	141,897

Total investment income	$25,115,576

Expenses

Investment adviser fee	$3,150,051

Trustees’ fees and expenses	24,093

Custodian fee	162,660

Transfer and dividend disbursing agent fees	10,329

Legal and accounting services	88,530

Printing and postage	38,064

Interest expense and fees	3,873,116

Preferred shares service fee	38,270

Miscellaneous	33,700

Total expenses	$7,418,813

Net investment income	$17,696,763

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(2,435,635)

Investment transactions — affiliated investment	264

Proceeds from securities litigation settlements	97,585

Foreign currency transactions	52,474

Forward foreign currency exchange contracts	2,148,068

Net realized loss	$(137,244)

Change in unrealized appreciation (depreciation) —

Investments	$(7,718,512)

Investments — affiliated investment	676

Foreign currency	75,348

Forward foreign currency exchange contracts	(1,099,025)

Net change in unrealized appreciation (depreciation)	$(8,741,513)

Net realized and unrealized loss	$(8,878,757)

Distributions to preferred shareholders	$(1,366,204)

Net increase in net assets from operations	$7,451,802

31	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

From operations —

Net investment income	$17,696,763	$32,626,752

Net realized gain (loss)	(137,244)	10,847,141

Net change in unrealized appreciation (depreciation)	(8,741,513)	(5,061,939)

Distributions to preferred shareholders	(1,366,204)	(2,419,087)

Discount on redemption and repurchase of auction preferred shares	—	1,608,000

Net increase in net assets from operations	$7,451,802	$37,600,867

Distributions to common shareholders	$(18,940,033)	$(31,542,156)

Net increase (decrease) in net assets	$(11,488,231)	$6,058,711

Net Assets Applicable to Common Shares

At beginning of period	$566,490,202	$560,431,491

At end of period	$555,001,971	$566,490,202

32	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2019

Statement of Cash Flows (Unaudited)

Cash Flows From Operating Activities	Six Months Ended April 30, 2019

Net increase in net assets from operations	$7,451,802

Distributions to preferred shareholders	1,366,204

Net increase in net assets from operations excluding distributions to preferred shareholders	$8,818,006

Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:

Investments purchased	(89,409,548)

Investments sold and principal repayments	87,086,724

Decrease in short-term investments, net	5,605,338

Net amortization/accretion of premium (discount)	(322,782)

Amortization of prepaid upfront fees on notes payable	73,295

Decrease in interest and dividends receivable	8,895

Increase in dividends receivable from affiliated investment	(2,964)

Decrease in receivable for open forward foreign currency exchange contracts	1,011,800

Increase in prepaid expenses	(10,733)

Decrease in cash collateral due to broker	(960,097)

Increase in payable for open forward foreign currency exchange contracts	87,225

Decrease in payable to affiliate for investment adviser fee	(32,239)

Increase in payable to affiliate for Trustees’ fees	713

Decrease in accrued expenses	(78,680)

Increase in unfunded loan commitments	103,988

Net change in unrealized (appreciation) depreciation from investments	7,717,836

Net realized loss from investments	2,435,371

Net cash provided by operating activities	$22,132,148

Cash Flows From Financing Activities

Cash distributions paid to common shareholders	$(18,940,033)

Cash distributions paid to preferred shareholders	(1,317,418)

Proceeds from notes payable	7,000,000

Repayments of notes payable	(10,000,000)

Payment of prepaid upfront fees on notes payable	(127,500)

Net cash used in financing activities	$(23,384,951)

Net decrease in cash and restricted cash*	$(1,252,803)

Cash and restricted cash at beginning of period(1)	$6,673,750

Cash and restricted cash at end of period(1)	$5,420,947

Supplemental disclosure of cash flow information:

Cash paid for interest and fees on borrowings	$3,924,294

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $1,312.

(1)	Balance includes foreign currency, at value.

33	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2019

Statement of Cash Flows (Unaudited) — continued

The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sum to the total of such amounts shown on the Statement of Cash Flows.

	April 30, 2019	October 31, 2018

Cash	$5,035,834	$3,142,704

Deposit for derivatives collateral - forward foreign currency exchange contracts	300,000	1,260,097

Foreign currency	85,113	2,270,949

Total cash and restricted cash as shown on the Statement of Cash Flows	$5,420,947	$6,673,750

34	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2019

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
			2018		2017	2016		2015	2014

Net asset value — Beginning of period (Common shares)	$15.370		$15.210		$14.860	$14.350		$15.330	$15.810

Income (Loss) From Operations

Net investment income(1)	$0.480		$0.885		$0.898	$0.963		$0.943	$0.925

Net realized and unrealized gain (loss)	(0.239)		0.153		0.359	0.459		(0.979)	(0.414)

Distributions to preferred shareholders

From net investment income(1)	(0.037)		(0.066)		(0.034)	(0.019)		(0.006)	(0.004)

Discount on redemption and repurchase of auction preferred shares(1)	—		0.044		—	0.048		—	—

Total income (loss) from operations	$0.204		$1.016		$1.223	$1.451		$(0.042)	$0.507

Less Distributions to Common Shareholders

From net investment income	$(0.514)		$(0.856)		$(0.873)	$(0.941)		$(0.938)	$(0.987)

Total distributions to common shareholders	$(0.514)		$(0.856)		$(0.873)	$(0.941)		$(0.938)	$(0.987)

Net asset value — End of period (Common shares)	$15.060		$15.370		$15.210	$14.860		$14.350	$15.330

Market value — End of period (Common shares)	$13.330		$13.430		$14.550	$14.150		$12.970	$14.050

Total Investment Return on Net Asset Value(2)	1.86	%(3)	7.25	%(4)	8.54%	11.31	%(5)	0.15%	3.60%

Total Investment Return on Market Value(2)	3.19	%(3)	(2.04)%		9.04%	17.27%		(1.24)%	(4.99)%

35	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2019

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2018	2017	2016	2015	2014

Net assets applicable to common shares, end of period (000’s omitted)	$555,002		$566,490	$560,431	$547,620	$528,561	$564,827

Ratios (as a percentage of average daily net assets applicable to common shares):(6)†

Expenses excluding interest and fees(7)	1.30	%(8)	1.31%	1.34%	1.38%	1.39%	1.36%

Interest and fee expense(9)	1.42	%(8)	1.06%	0.75%	0.49%	0.42%	0.40%

Total expenses(7)	2.72	%(8)	2.37%	2.09%	1.87%	1.81%	1.76%

Net investment income	6.50	%(8)	5.78%	5.93%	6.84%	6.27%	5.89%

Portfolio Turnover	10	%(3)	32%	42%	35%	32%	35%

Senior Securities:

Total notes payable outstanding (in 000’s)	$219,000		$222,000	$199,000	$198,000	$208,000	$210,000

Asset coverage per $1,000 of notes payable(10)	$3,881		$3,893	$4,298	$4,250	$4,172	$4,315

Total preferred shares outstanding	3,032		3,032	3,836	3,836	5,252	5,252

Asset coverage per preferred share(11)	$72,071		$72,558	$72,511	$71,584	$63,946	$66,374

Involuntary liquidation preference per preferred share(12)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

Approximate market value per preferred share(12)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(3)	Not annualized.

(4)

The total return based on net asset value reflects the impact of the tender and repurchase by the Trust of a portion of its APS at 92% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 6.94%.

(5)

The total return based on net asset value reflects the impact of the tender and repurchase by the Trust of a portion of its APS at 95% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 10.95%.

(6)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)	Annualized.

(9)	Interest and fee expense relates to the notes payable incurred to partially redeem the Trust’s APS (see Note 9).

(10)

Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, and dividing the result by the notes payable balance in thousands.

(11)

Calculated by subtracting the Trust’s total liabilities (not including the notes payable and preferred shares) from the Trust’s total assets, dividing the result by the sum of the value of the notes payable and liquidation value of the preferred shares, and multiplying the result by the liquidation value of one preferred share. Such amount equates to 288%, 290%, 290%, 286%, 256% and 265% at April 30, 2019 and October 31, 2018, 2017, 2016, 2015 and 2014, respectively.

(12)	Plus accumulated and unpaid dividends.

†

Ratios based on net assets applicable to common shares plus preferred shares and borrowings are presented below. Ratios do not reflect the effect of dividend payments to preferred shareholders and exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31,
		2018	2017	2016	2015	2014

Expenses excluding interest and fees	0.85%	0.85%	0.87%	0.88%	0.86%	0.86%

Interest and fee expense	0.92%	0.69%	0.49%	0.31%	0.26%	0.25%

Total expenses	1.77%	1.54%	1.36%	1.19%	1.12%	1.11%

Net investment income	4.21%	3.76%	3.85%	4.34%	3.90%	3.70%

36	See Notes to Financial Statements.

Eaton Vance

Senior Floating-Rate Trust

April 30, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Senior Floating-Rate Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Trust’s primary investment objective is to provide a high level of current income. The Trust may, as a secondary objective, also seek preservation of capital to the extent consistent with its primary objective.

The following is a summary of significant accounting policies of the Trust. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Trust is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Trust based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Trust. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Trust. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Trust’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Trust may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Trust in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based

37

Eaton Vance

Senior Floating-Rate Trust

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Trust’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2019, the Trust had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Trust files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2019, the Trust had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Trust shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Trust property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Trust may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  When-Issued Securities and Delayed Delivery Transactions — The Trust may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Trust maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

K  New Accounting Pronouncement — During the six months ended April 30, 2019, the Trust adopted the FASB’s Accounting Standards Update No. 2016-18, “Statement of Cash Flows (Topic 230) - Restricted Cash” (ASU 2016-18), which became effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years. Pursuant to the new standard, the Trust is required to include amounts described as

38

Eaton Vance

Senior Floating-Rate Trust

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

restricted cash and restricted cash equivalents with cash and cash equivalents when reconciling the beginning-of-year and end-of-year total amounts shown on the Statement of Cash Flows. Prior to the change, such amounts were disclosed separately within the Statement of Cash Flows. This change in accounting had no impact on the Trust’s net assets.

L  Interim Financial Statements — The interim financial statements relating to April 30, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trust’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Auction Preferred Shares

The Trust issued Auction Preferred Shares (APS) on January 26, 2004 in a public offering. Dividends on the APS, which accrue daily, are cumulative at rates which are reset weekly for Series A and Series B, and approximately monthly for Series C and Series D by an auction, unless a special dividend period has been set. Series of APS are identical in all respects except for the reset dates of the dividend rates. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. Auctions have not cleared since February 13, 2008 and the rate since that date has been the maximum applicable rate (see Note 3). The maximum applicable rate on the APS is 150% of the “AA” Financial Composite Commercial Paper Rate at the date of the auction. The stated spread over the reference benchmark rate is determined based on the credit rating of the APS.

The number of APS issued and outstanding as of April 30, 2019 are as follows:

APS Issued and Outstanding

Series A	739

Series B	763

Series C	738

Series D	792

The APS are redeemable at the option of the Trust at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Trust is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years’ dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Trust is required to maintain certain asset coverage with respect to the APS as defined in the Trust’s By-Laws and the 1940 Act. The Trust pays an annual fee up to 0.15% of the liquidation value of the APS to broker/dealers as a service fee if the auctions are unsuccessful; otherwise, the annual fee is 0.25%.

During the year ended October 31, 2018, the Trust redeemed a portion of its APS pursuant to a tender offer to purchase up to 21% of its outstanding APS at a price per share equal to 92% of the APS liquidation preference of $25,000 per share (or $23,000 per share), plus any accrued but unpaid APS dividends. The financing for the partial redemption of the Trust’s APS was provided by a committed financing arrangement (see Note 9). The number of APS redeemed pursuant to the tender offer and the redemption amount (excluding the final dividend payment) were as follows:

	APS Redeemed	Redemption Amount

Series A	220	$5,060,000

Series B	196	4,508,000

Series C	221	5,083,000

Series D	167	3,841,000

There were no transactions in APS during the six months ended April 30, 2019.

39

Eaton Vance

Senior Floating-Rate Trust

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

3  Distributions to Shareholders and Income Tax Information

The Trust intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, the Trust intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for the APS at April 30, 2019, and the amount of dividends accrued (including capital gains, if any) to APS shareholders, average APS dividend rates (annualized), and dividend rate ranges for the six months then ended were as follows:

	APS Dividend Rates at April 30, 2019	Dividends Accrued to APS Shareholders	Average APS Dividend Rates	Dividend Rate Ranges (%)

Series A	3.65%	$334,298	3.65%	3.37–3.83

Series B	3.65	344,506	3.64	3.37–3.83

Series C	3.62	328,810	3.59	3.32–3.67

Series D	3.70	358,590	3.65	3.40–3.83

Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Trust’s APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rates. The table above reflects such maximum dividend rate for each series as of April 30, 2019.

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2018, the Trust, for federal income tax purposes, had capital loss carryforwards of $811,704 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. The capital loss carryforwards will expire on October 31, 2019 and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Trust’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused.

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Trust at April 30, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$883,579,648

Gross unrealized appreciation	$10,171,538

Gross unrealized depreciation	(24,993,945)

Net unrealized depreciation	$(14,822,407)

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Trust. The fee is computed at an annual rate of 0.75% of the Trust’s average daily gross assets and is payable monthly. Gross assets as referred to herein represent net assets plus obligations attributable to investment leverage. For the six months ended April 30, 2019, the Trust’s investment adviser fee amounted to $3,150,051. The Trust invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. EVM also serves as administrator of the Trust, but receives no compensation.

Trustees and officers of the Trust who are members of EVM’s organization receive remuneration for their services to the Trust out of the investment adviser fee. Trustees of the Trust who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Trust are officers of EVM.

40

Eaton Vance

Senior Floating-Rate Trust

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $95,488,644 and $84,294,857, respectively, for the six months ended April 30, 2019.

6  Common Shares of Beneficial Interest and Shelf Offering

The Trust may issue common shares pursuant to its dividend reinvestment plan. There were no common shares issued by the Trust for the six months ended April 30, 2019 and the year ended October 31, 2018.

Pursuant to a registration statement filed with the SEC, the Trust is authorized to issue up to an additional 4,084,905 common shares through an equity shelf offering program (the “shelf offering”). Under the shelf offering, the Trust, subject to market conditions, may raise additional capital from time to time and in varying amounts and offering methods at a net price at or above the Trust’s net asset value per common share. During the six months ended April 30, 2019 and the year ended October 31, 2018, there were no shares sold by the Trust pursuant to its shelf offering.

In November 2013, the Board of Trustees initially approved a share repurchase program for the Trust. Pursuant to the reauthorization of the share repurchase program by the Board of Trustees in March 2019, the Trust is authorized to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year at market prices when shares are trading at a discount to net asset value. The share repurchase program does not obligate the Trust to purchase a specific amount of shares. There were no repurchases of common shares by the Trust for the six months ended April 30, 2019 and the year ended October 31, 2018.

7  Restricted Securities

At April 30, 2019, the Trust owned the following securities (representing less than 0.01% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Common Stocks

Nine Point Energy Holdings, Inc.	7/15/14	758	$34,721	$841

Convertible Preferred Stocks

Nine Point Energy Holdings, Inc., Series A, 12.00%	5/26/17	14	$14,000	$20,552

Total Restricted Securities			$48,721	$21,393

8  Financial Instruments

The Trust may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Trust has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2019 is included in the Portfolio of Investments. At April 30, 2019, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.

The Trust enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Trust’s net assets below a certain level over a certain period of time, which would trigger a payment by the Trust for those derivatives in a net liability position. At April 30, 2019, the fair value of derivatives with credit-related contingent features in a net liability position was $87,225. At April 30, 2019, there were no assets pledged by the Trust for such liability.

41

Eaton Vance

Senior Floating-Rate Trust

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

The over-the-counter (OTC) derivatives in which the Trust invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Trust has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Trust and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Trust may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Trust’s net assets decline by a stated percentage or the Trust fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Trust of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Trust and/or counterparty is held in segregated accounts by the Trust’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Trust, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Trust as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2019 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 12) at April 30, 2019.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2019 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Forward foreign currency exchange contracts	$403,360	(1)	$(87,225	)(2)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.

The Trust’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Trust’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Trust for such assets and pledged by the Trust for such liabilities as of April 30, 2019.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

HSBC Bank USA, N.A.	$101,729	$(725)	$(101,004)	$—	$—

State Street Bank and Trust Company	301,631	(22,582)	(274,513)	—	4,536

	$403,360	$(23,307)	$(375,517)	$—	$4,536

42

Eaton Vance

Senior Floating-Rate Trust

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Goldman Sachs International	$(63,918)	$—	$—	$—	$(63,918)

HSBC Bank USA, N.A.	(725)	725	—	—	—

State Street Bank and Trust Company	(22,582)	22,582	—	—	—

	$(87,225)	$23,307	$—	$—	$(63,918)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2019 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Forward foreign currency exchange contracts	$2,148,068	(1)	$(1,099,025	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Forward foreign currency exchange contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended April 30, 2019, which is indicative of the volume of this derivative type, was approximately $53,411,000.

9  Credit Agreement

The Trust has entered into a Credit Agreement, as amended (the Agreement) with a bank to borrow up to a limit of $255 million pursuant to a 364-day revolving line of credit. Borrowings under the Agreement are secured by the assets of the Trust. Interest is generally charged at a rate above the London Interbank Offered Rate (LIBOR) and is payable monthly. Under the terms of the Agreement, in effect through March 17, 2020, the Trust pays a facility fee of 0.15% on the borrowing limit. In connection with the renewal of the Agreement on March 19, 2019, the Trust paid an upfront fee of $127,500, which is being amortized to interest expense through March 17, 2020. The unamortized balance at April 30, 2019 is approximately $117,000 and is included in prepaid upfront fees on notes payable on the Statement of Assets and Liabilities. The Trust is required to maintain certain net asset levels during the term of the Agreement. At April 30, 2019, the Trust had borrowings outstanding under the Agreement of $219,000,000 at an interest rate of 3.27%. Based on the short-term nature of the borrowings under the Agreement and the variable interest rate, the carrying amount of the borrowings at April 30, 2019 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 12) at April 30, 2019. For the six months ended April 30, 2019, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $221,906,077 and 3.25%, respectively.

10  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Trust, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

43

Eaton Vance

Senior Floating-Rate Trust

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

11  Credit Risk

The Trust invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

12  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2019, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$791,411,084	$2,716,644	$794,127,728

Corporate Bonds & Notes	—	31,185,626	—	31,185,626

Asset-Backed Securities	—	14,826,028	—	14,826,028

Common Stocks	691,514	2,564,557	6,272,945	9,529,016

Convertible Preferred Stocks	—	—	20,552	20,552

Closed-End Funds	10,724,124	—	—	10,724,124

Miscellaneous	—	29,604	0	29,604

Short-Term Investments	—	7,998,428	—	7,998,428

Total Investments	$11,415,638	$848,015,327	$9,010,141	$868,441,106

Forward Foreign Currency Exchange Contracts	$—	$403,360	$—	$403,360

Total	$11,415,638	$848,418,687	$9,010,141	$868,844,466

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(87,225)	$—	$(87,225)

Total	$—	$(87,225)	$—	$(87,225)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2019 is not presented.

13  Legal Proceedings

In May 2015, the Trust was served with an amended complaint filed in an adversary proceeding in the United States Bankruptcy Court for the Southern District of New York. The adversary proceeding was filed by the Motors Liquidation Company Avoidance Action Trust (“AAT”) against the former holders of a $1.5 billion term loan issued by General Motors Corp. (“GM”) in 2006 (the “Term Loan Lenders”) who received a full repayment of the term loan

44

Eaton Vance

Senior Floating-Rate Trust

April 30, 2019

Notes to Financial Statements (Unaudited) — continued

pursuant to a court order in the GM bankruptcy proceeding. The court order was made with the understanding that the term loan was fully secured at the time of GM’s bankruptcy filing in June 2009. The AAT is seeking (1) a determination from the Bankruptcy Court that the security interest held by the Term Loan Lenders was not perfected at the time GM filed for Chapter 11 Bankruptcy protection and thus the Term Loan Lenders should have been treated in the same manner as GM’s unsecured creditors, (2) disgorgement of any interest payments made to the Term Loan Lenders within ninety days of GM’s filing for Chapter 11 Bankruptcy protection, and (3) disgorgement of the $1.5 billion term loan repayment that was made to the Term Loan Lenders. The value of the payment received under the term loan agreement by the Trust is approximately $3,470,000 (equal to 0.63% of net assets applicable to common shares at April 30, 2019). In April 2019, the parties to the litigation reached a settlement agreement in principle, subject to Court approval. The Trust does not anticipate that it will suffer any loss to the Trust’s net asset value as a result of the settlement. The attorneys’ fees and costs related to these actions are expensed by the Trust as incurred.

45

Eaton Vance

Senior Floating-Rate Trust

April 30, 2019

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 24, 2019, the Boards of Trustees/Directors (collectively, the “Board”) of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory and sub-advisory agreements for each of the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between February and April 2019. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory and sub-advisory agreements.

Among other things, the information the Board considered included the following (for funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and related fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•

Data regarding investment performance relative to benchmark indices and, in certain instances, to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser (where applicable) to each fund in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser (where applicable) to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) to each fund as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser (where applicable) to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, if applicable;

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any;

46

Eaton Vance

Senior Floating-Rate Trust

April 30, 2019

Board of Trustees’ Contract Approval — continued

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the adviser or administrator to each of the funds; and

•	The terms of each investment advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2019, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers (where applicable) of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its Committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers (as applicable), with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Senior Floating-Rate Trust (the “Fund”) and Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, including recent changes to such personnel. In particular, the Board considered the abilities and experience of the Adviser’s investment professionals in analyzing special considerations relevant to investing in senior floating rate loans. The Board considered the Adviser’s large group of bank loan investment professionals and other personnel who provide services to the Fund, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

47

Eaton Vance

Senior Floating-Rate Trust

April 30, 2019

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2018. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group and custom peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its primary benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2018, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Fund. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Fund as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Fund and other types of accounts. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also considered the fact that the Fund is not continuously offered in the same manner as an open-end fund and that, notwithstanding that the Fund is authorized to issue additional common shares through a shelf offering, the Fund’s assets are not expected to increase materially in the foreseeable future. Accordingly, the Board concluded that the implementation of breakpoints in the advisory fee schedule is not warranted at this time.

48

Eaton Vance

Senior Floating-Rate Trust

April 30, 2019

Officers and Trustees

Officers of Eaton Vance Senior Floating-Rate Trust

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Senior Floating-Rate Trust

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

(1)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

49

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. American Stock Transfer & Trust Company, LLC (“AST”), the closed-end funds transfer agent, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct AST, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact AST or your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by AST or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  The Fund’s Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund’s annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

50

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

7735    4.30.19

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Eaton Vance Management (“EVM” or “Eaton Vance”) is the investment adviser of the Trust. William E. Holt, Catherine C. McDermott, Daniel P. McElaney, Craig P. Russ, Scott H. Page and Andrew N. Sveen comprise the investment team responsible for the overall and day-to-day management of the Trust’s investments.

Messrs. Holt, McElaney and Sveen and Ms. McDermott are Vice Presidents of EVM and have been portfolio managers of the Trust since March 2019. Messrs. Russ and Page are Vice Presidents of EVM and have been portfolio managers of the Trust since November 2003. Messrs. Russ, Page and Sveen and Ms. McDermott have managed other Eaton Vance portfolios for more than five years. This information is provided as of the date of filing this report.

The following table shows, as of April 30, 2019, the number of accounts each portfolio manager managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
William E. Holt
Registered Investment Companies	5	$2,820.3	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Catherine C. McDermott
Registered Investment Companies	8	$5,851.2	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Daniel P. McElaney
Registered Investment Companies	5	$2,820.3	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Scott H. Page
Registered Investment Companies	13	$28,471.2	0	$0
Other Pooled Investment Vehicles	10	$8,619.9	0	$0
Other Accounts	6	$5,038.7	0	$0

Craig P. Russ
Registered Investment Companies	9	$24,133.7	0	$0
Other Pooled Investment Vehicles	5	$6,395.5	0	$0
Other Accounts	8	$6,118.8	0	$0

Andrew N. Sveen
Registered Investment Companies	10	$25,440.3	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

The following table shows, as of April 30, 2019, the dollar range of Trust shares beneficially owned by each portfolio manager as of the Trust’s most recent fiscal year end.

Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned in the Trust
William E. Holt	None
Catherine C. McDermott	None
Daniel P. McElaney	None
Scott H. Page	$100,001 - $500,000
Craig P. Russ	$100,001 - $500,000
Andrew N. Sveen	$100,001 - $500,000

Potential for Conflicts of Interest. It is possible that conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments on the one hand and the investments of other accounts for which a portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and other accounts he or she advises. In addition, due to differences in the investment strategies or restrictions between the Fund and the other accounts, the portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund. In some cases, another account managed by a portfolio manager may compensate the investment adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his or her discretion in a manner that he or she believes is equitable to all interested persons. EVM has adopted several policies and procedures designed to address these potential conflicts including a code of ethics and policies that govern the investment adviser’s trading practices, including among other things the aggregation and allocation of trades among clients, brokerage allocations, cross trades and best execution.

Compensation Structure for EVM

Compensation of EVM’s portfolio managers and other investment professionals has the following primary components: (1) a base salary, (2) an annual cash bonus, (3) annual non-cash compensation consisting of options to purchase shares of EVC nonvoting common stock and/or restricted shares of EVC nonvoting common stock that generally are subject to a vesting schedule and (4) (for equity portfolio managers) a Deferred Alpha Incentive Plan, which pays a deferred cash award tied to future excess returns in certain equity strategy portfolios. EVM’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to EVM’s employees. Compensation of EVM’s investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.

Method to Determine Compensation. EVM compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus the benchmark(s) stated in the prospectus, as well as an appropriate peer group (as described below). In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to relative risk-adjusted performance. Risk-adjusted performance measures include, but are not limited to, the Sharpe Ratio (Sharpe Ratio uses standard deviation and excess return to determine reward per unit of risk). Performance is normally based on periods ending on the September 30th preceding fiscal year end. Fund performance is normally evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. When a fund’s peer group as determined by Lipper or Morningstar is deemed by EVM’s management not to provide a fair comparison, performance may instead be evaluated primarily against a custom peer group or market index. In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods. For funds that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes. For other funds, performance is evaluated on a pre-tax basis. For funds with an investment objective other than total return (such as current income), consideration will also be given to the fund’s success in achieving its objective. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance. A portion of the compensation payable to equity portfolio managers and investment professionals will be determined based on the ability of one or more accounts managed by such manager to achieve a specified target average annual gross return over a three year period in excess of the account benchmark. The cash award to be payable at the end of the three year term will be established at the inception of the term and will be adjusted positively or negatively to the extent that the average annual gross return varies from the specified target return.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

EVM seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. EVM participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of EVM and its parent company. The overall annual cash bonus pool is generally based on a substantially fixed percentage of pre-bonus adjusted operating income. While the salaries of EVM’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

No activity to report for the Registrant’s most recent fiscal year end.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Floating-Rate Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 24, 2019

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 24, 2019